UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22023
Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report January 31, 2026

Municipal Total Return Managed Accounts Portfolio
NMTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$4	0.07%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$1,542,337,206

Total number of portfolio holdings	659

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H103_SAR_0126 5190233

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Core Impact Bond Managed Accounts Portfolio
NCIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$19,340,968

Total number of portfolio holdings	131

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) Includes 1.6% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H400_SAR_0126 5190245

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Emerging Markets Debt Managed Accounts Portfolio
NEMDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$28,367,601

Total number of portfolio holdings	126

Portfolio turnover (%)	24%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) Includes 6.4% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H509_SAR_0126 5190259

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Semi-Annual Shareholder Report January 31, 2026

Nuveen High Yield Managed Accounts Portfolio
NMYHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$19,465,836

Total number of portfolio holdings	260

Portfolio turnover (%)	22%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) Includes 0.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H608_SAR_0126 5190277

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Preferred Securities and Income Managed Accounts Portfolio
NISPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$18,021,129

Total number of portfolio holdings	96

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) Includes 92.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H707_SAR_0126 5190291

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Securitized Credit Managed Accounts Portfolio
NNSDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$53,560,006

Total number of portfolio holdings	202

Portfolio turnover (%)	22%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H806_SAR_0126 5190301

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Ultra Short Municipal Managed Accounts Portfolio
NUSMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Fund Statistics (as of January 31, 2026)

Fund net assets	$10,000,000

Total number of portfolio holdings	33

Portfolio turnover (%)	0%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H889_SAR_0126 5190316

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Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments January 31, 2026
Municipal Total Return
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.9%
1541434846 MUNICIPAL BONDS - 99.9% 1541434846
ALABAMA - 1.0%
$ 2,500,000 Alabama Community College System Board of Trustees,
Revenue Bonds, Coastal Alabama Community College Series
2025 - BAM Insured
5 .000% 10/01/50 $ 2,576,899
1,155,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 1,181,252
1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250 11/01/49 1,059,425
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 56,961
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 282,609
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/38 582,143
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 440,526
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 1,110,511
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 275,111
200,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 217,841
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 79,325
1,590,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,653,054
1,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 1,527,149
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,501,050
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,220,700
1,250,000 Walker County Board of Education, Alabama, Special School
Tax Warrants, Series 2025
5 .000 03/01/47 1,294,653
TOTAL ALABAMA 15,059,209
ALASKA - 0.3%
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,143,381
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,253,281
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,599,410
TOTAL ALASKA 4,996,072
ARIZONA - 1.9%
470,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada ? Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 472,257
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,660,168
1,025,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,030,077
1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,651,760

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000% 07/01/47 $ 5,059,873
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,074,152
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 5,025,250
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 410,327
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 3,467,283
2,855,000 (c) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025, (UB)
5 .000 01/01/51 2,987,099
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
5 .875 06/01/44 1,547,370
1,380,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,380,550
TOTAL ARIZONA 28,766,166
ARKANSAS - 0.6%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,336,822
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,878,614
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,081,674
1,555,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5 .250 11/01/55 1,627,745
850,000 Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025 - BAM Insured
4 .500 06/01/46 843,554
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,072,793
TOTAL ARKANSAS 8,841,202
CALIFORNIA - 2.9%
250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 275,340
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,170
1,500,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
5 .000 07/01/38 1,505,314
600,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .500 06/15/39 643,121
315,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .900 06/15/44 333,861
3,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 2,997,684
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,125,162
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/44 331,827
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/49 331,217

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000% 11/21/45 $ 4,003,175
2,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 2,047,377
1,305,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 1,247,888
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 957,828
1,815,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/35 2,207,310
3,900,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,917,201
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 280,129
750,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .125 08/15/47 764,550
1,250,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2023D - BAM Insured
5 .750 08/01/48 1,409,560
1,500,000 Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 4, Series 2016
4 .000 09/01/41 1,457,339
50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 57,662
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series
2024A
5 .000 09/01/44 1,232,030
1,000,000 Sacramento County, California, Airport System Revenue Bonds,
Senior Series 2025A, (AMT)
5 .000 07/01/38 1,124,802
1,900,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/41 2,146,562
1,780,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/42 1,987,238
1,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/43 1,652,950
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,409,375
1,550,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 1,929,360
TOTAL CALIFORNIA 44,476,032
COLORADO - 8.0%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,435,880
1,170,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,307,617
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 923,755
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 508,934
2,500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 2,492,061
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible
to Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,677,987
2,250,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 2,223,198

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Bromley Park Metropolitan District No. 2, In the City of
Brighton, Adams and Weld Counties, Colorado, Senior General
Obligation Limited Tax Refunding Bonds, Series 2023 - BAM
Insured
5 .500% 12/01/43 $ 548,378
250,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/37 272,047
500,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/50 515,553
575,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/55 583,803
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 497,158
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 672,509
2,450,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 2,602,881
1,890,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,023,920
1,000,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,096,359
1,500,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,626,016
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,228
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,282
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 844,963
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2016A
5 .000 11/15/41 1,561,387
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 4,106,921
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,301,634
5,800,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,938,072
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/35 1,157,498
870,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Immediate Delivery Series 2022A
5 .000 12/01/52 877,865
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 1,260,486
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,679,386
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,268,874
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 496,958
2,902,235 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,874,955
725,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 735,187
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 552,993

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750% 11/15/34 $ 2,012,997
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 932,681
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 782,721
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,048,894
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 303,937
500,000 (b) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 503,226
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 493,427
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,078,149
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 693,265
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A - AGM Insured
5 .000 12/01/49 2,022,649
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,706,227
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 523,657
4,000,000 Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2025
5 .250 12/01/49 4,290,979
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 493,571
750,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 740,597
1,000,000 Park Creek Metropolitan District, Colorado, Revenue Bonds,
Senior Limited Property Tax, Refunding and Improvement
Series 2025
5 .000 12/01/40 1,087,257
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,345,205
1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,035,490
4,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 4,056,671
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/38 1,531,434
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/43 724,823
1,450,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,434,924
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 637,389

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,173,387 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875% 12/01/44 $ 1,128,143
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,372,036
835,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 856,825
2,950,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 3,012,104
3,000,000 (b) Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Colorado, General Obligation Bonds, Series
2025A
5 .000 04/01/35 3,321,874
500,000 (b),(d) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 364,533
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,416,473
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,178,817
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,042,712
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 1,010,788
600,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 602,647
900,000 Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Refunding & Improvement
Series 2019
5 .000 12/01/39 906,622
5,250,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .500 12/01/64 5,607,231
500,000 (d) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 375,865
1,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 944,512
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,253,530
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,003,567
2,870,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,878,922
1,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 998,243
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 708,784
TOTAL COLORADO 123,980,143
CONNECTICUT - 0.1%
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 858,568
TOTAL CONNECTICUT 858,568

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.3%
$ 375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250% 07/01/44 $ 377,289
2,500,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018 - BAM Insured
5 .000 06/01/48 2,506,677
710,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 710,013
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 762,740
TOTAL DELAWARE 4,356,719
DISTRICT OF COLUMBIA - 0.7%
4,400,000 (c) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/50 4,689,307
4,645,000 (c) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/54 4,932,645
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP
DC Issue, Series 2019
4 .000 07/01/44 1,119,700
TOTAL DISTRICT OF COLUMBIA 10,741,652
FLORIDA - 11.9%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,020,600
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,629,375
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 2,018,329
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,268,427
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,034,182
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,935,926
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,062,072
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,917,755
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 2,045,295
1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,477,984
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,234,040
500,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 517,682
2,235,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,381,311
2,490,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,691,602
435,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 416,371
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 519,319
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,017,980
2,375,000 Escambia County Health Facilities Authority Health Care
Facilities Revenue Bonds, Florida, Series 2020A (Baptist Health
Care Corporation Obligated Group)
5 .000 08/15/32 2,528,601
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,128,078

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 925,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000% 10/01/32 $ 956,686
1,230,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Classical Academy
Series 2024A
5 .250 06/01/44 1,225,091
175,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 176,781
385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 382,802
1,210,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/44 1,242,000
1,215,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/54 1,217,050
700,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 689,012
500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 488,030
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project,
Series 2022A
5 .000 02/01/40 1,085,393
1,800,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/36 1,954,658
445,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 451,664
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,186,822
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 310,581
1,110,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 952,822
1,870,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 -
AGM Insured
5 .500 05/01/43 2,028,623
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,803,001
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,727,119
1,100,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .700 05/01/45 1,138,798
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .900 05/01/55 1,025,214
1,080,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series
2020
3 .625 05/01/40 1,000,532
760,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 761,608
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 925,027
385,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 385,268
955,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 980,383

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250% 06/15/42 $ 1,018,919
1,585,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Refunding Series 2024C
5 .000 11/15/54 1,551,335
1,065,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Series 2024A
5 .250 11/15/54 1,076,199
1,000,000 (b) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .750 05/01/55 1,000,156
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,258,491
2,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 2,551,012
1,000,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/51 861,075
950,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Pinecrest Academy Project, Series 2014
5 .250 09/15/44 946,684
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 2,031,118
670,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2025
5 .000 05/01/35 740,099
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,508,145
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,651,107
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .000 10/01/47 8,324,323
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,182,107
2,960,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/39 2,984,825
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 672,446
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 801,765
4,690,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 4,706,803
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,093,105
1,600,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/39 1,763,655
1,685,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/40 1,834,957
5,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/55 5,148,708
210,000 (b) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 210,890
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,106,899
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,036,771

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000% 07/01/38 $ 5,174,258
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,634,242
2,250,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .000 10/01/47 2,386,947
6,500,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .250 10/01/55 6,912,961
2,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 2,141,408
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,435,085
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,507,241
8,000,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 7,267,166
2,820,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,962,222
6,615,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 6,639,647
2,750,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .500 05/01/40 2,812,735
6,500,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .125 05/01/56 6,470,589
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/34 551,126
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/36 545,667
TOTAL FLORIDA 183,442,782
GEORGIA - 1.0%
750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 772,261
2,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,074,251
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,071,635
7,260,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 6,482,066
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second
Tier Series 2021B
5 .000 01/01/36 2,381,666
1,315,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,316,924
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 247,043
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 511,794
TOTAL GEORGIA 14,857,640
GUAM - 1.4%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/28 519,644
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/31 1,092,749
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/32 1,106,447
1,365,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,524,287

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 1,105,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250% 07/01/40 $ 1,222,127
9,500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 9,769,835
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/37 1,565,351
4,050,000 Guam Power Authority, Revenue Bonds, Refunding Series
2022A
5 .000 10/01/42 4,228,791
TOTAL GUAM 21,029,231
HAWAII - 0.4%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 773,705
4,750,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2025B
5 .250 07/01/48 5,143,867
TOTAL HAWAII 5,917,572
IDAHO - 0.3%
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 613,285
3,100,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 3,190,229
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 768,221
TOTAL IDAHO 4,571,735
ILLINOIS - 3.2%
525,428 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 525,534
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/39 1,075,579
1,250,000 Chicago, Illinois, O'Hare International Airport Senior Special
Facilities Revenue Bonds, TRIPS Obligated Group, Series 2025
5 .500 07/01/37 1,424,708
1,125,000 DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,193,328
3,060,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
5 .500 10/01/45 3,008,811
3,500,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
6 .000 10/01/45 3,584,822
935,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 946,104
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,331,974
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,073,643
830,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/26 830,392
2,815,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 2,931,012
2,255,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,271,198
1,075,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,154,983
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,579,462
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,869,461
1,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Series 2025 - BAM Insured
5 .250 01/01/50 1,040,108
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,206,009

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,730,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000% 12/30/41 $ 2,769,839
2,935,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/42 2,928,175
3,210,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/43 3,150,697
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 9,990,539
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,062,791
TOTAL ILLINOIS 49,949,169
INDIANA - 3.6%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 07/15/41 1,125,910
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 01/15/43 1,792,553
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,844,827
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
5 .250 05/01/51 779,121
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 893,731
4,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, DePauw University Project, Series 2022A
5 .000 07/01/40 4,139,567
520,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 439,775
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,386,872
500,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 524,324
1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/31 1,064,142
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 452,361
1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/33 1,151,322
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 785,588
1,335,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/35 1,374,046
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 1,715,465
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,770,686
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,975,850
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,617,423
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,007,705
785,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 786,431
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 537,441
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 532,670

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250% 01/01/48 $ 1,060,297
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/42 1,083,048
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project
Series 2023D
6 .000 02/01/48 6,480,754
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,121,704
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,429,110
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,250,056
1,565,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 1,595,662
1,325,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 01/15/43 1,506,874
TOTAL INDIANA 55,225,315
IOWA - 0.2%
1,200,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,200,243
2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2025A
4 .550 07/01/45 2,032,593
TOTAL IOWA 3,232,836
KENTUCKY - 0.3%
795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 795,246
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,400,669
1,690,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .250 04/01/50 1,784,695
TOTAL KENTUCKY 3,980,610
LOUISIANA - 3.3%
3,000,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/50 3,163,519
2,500,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/54 2,629,023
2,690,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/50 2,949,292
3,515,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/55 3,843,464
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,366,058
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 538,079
200,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 196,237
1,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
South Quad L3C - Louisiana State University South Quad Phase
IV Project, Series 2025
5 .250 07/01/55 1,043,878
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 2,024,790
3,250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 3,426,868

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 12,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750% 09/01/64 $ 12,888,254
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 433,577
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 1,049,550
4,900,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/37 5,489,243
7,000,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/43 7,549,539
TOTAL LOUISIANA 50,591,371
MAINE - 0.0%
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 756,545
TOTAL MAINE 756,545
MARYLAND - 0.2%
2,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University, Harper-
Tubman Project, Series 2025A
5 .750 07/01/64 2,182,964
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,450,329
TOTAL MARYLAND 3,633,293
MASSACHUSETTS - 1.6%
10,000,000 (c),(e) Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 27 Series 2026, (UB)
5 .000 02/01/56 10,427,996
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,244
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lifespan Corporation dba Brown University Health, Series
2025A
5 .250 08/15/42 6,447,322
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/50 7,917,006
TOTAL MASSACHUSETTS 25,292,568
MICHIGAN - 2.6%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,142,958
2,000,000 Ferndale Public School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2025
5 .250 05/01/50 2,119,085
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,241,857
1,750,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .250 06/01/50 1,821,424
1,700,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .000 06/01/55 1,737,848
1,200,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/41 1,277,472
3,905,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2024, (AMT)
5 .000 01/01/42 4,181,498
1,830,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,972,299
5,000 (f) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,036

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,975,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000% 11/15/35 $ 4,539,526
1,100,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,170,191
370,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 294,884
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 775,737
11,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 11,051,981
700,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/43 769,919
655,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/44 712,334
850,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/45 914,380
715,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2025A
5 .500 12/01/50 773,238
TOTAL MICHIGAN 40,501,667
MINNESOTA - 2.0%
4,675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 4,247,317
11,415,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 11,459,681
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,295,923
950,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,010,085
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds,
PACT Charter School Project,  Series 2022A
5 .000 06/01/32 1,017,096
8,965,000 (c) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375 11/15/53 8,841,606
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 783,265
TOTAL MINNESOTA 31,654,973
MISSISSIPPI - 1.2%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center,
Colony Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,389,038
2,725,000 (a),(b) Mississippi Business Finance Corporation, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2025A, (AMT), (Mandatory Put 8/02/27)
4 .375 02/01/48 2,725,158
100,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .250 06/01/44 108,681
1,145,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .000 06/01/50 1,180,555
3,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,524,358
8,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 8,405,182
TOTAL MISSISSIPPI 19,332,972

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.0%
$ 3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000% 10/01/42 $ 3,383,227
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 2,065,263
2,500,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,444,135
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,330,162
1,850,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/46 1,929,762
2,200,000 Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, School Building Series
2022 - AGM Insured
6 .000 03/01/42 2,478,162
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,503,225
252,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 88,200
510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 508,135
2,085,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,156,587
600,000 Wright City School District R-II, Warren County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 681,466
TOTAL MISSOURI 30,568,324
MONTANA - 0.2%
1,025,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/50 1,079,670
1,625,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/55 1,704,688
TOTAL MONTANA 2,784,358
NEBRASKA - 1.0%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,959,251
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,678,058
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,060,129
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,612,069
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 3,021,181
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,128,903
1,350,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/54 1,397,958
TOTAL NEBRASKA 14,857,549
NEVADA - 1.5%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 3,020,865
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,904,518
755,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .000 03/01/38 785,172
595,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 600,669

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .250% 06/01/45 $ 328,711
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/39 1,051,679
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/44 943,937
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,636,910
1,200,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 1,189,934
TOTAL NEVADA 23,462,395
NEW HAMPSHIRE - 1.3%
15,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .500 06/01/50 15,631,779
368,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 222,801
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,109,084
TOTAL NEW HAMPSHIRE 19,963,664
NEW JERSEY - 2.5%
100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750 10/15/48 111,606
2,715,000 Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,818,656
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,907,621
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,565,803
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,237,362
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,005,654
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,948,388
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 8,060,235
3,735,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 4,008,848
4,325,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 4,386,830
3,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/48 3,004,330
TOTAL NEW JERSEY 38,055,333
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,069,808
TOTAL NEW MEXICO 2,069,808
NEW YORK - 6.7%
1,095,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/43 1,210,154
935,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/44 1,020,947
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .000 07/01/27 400,052

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
4 .000% 06/15/32 $ 385,482
1,250,000 (b) Build NYC Resource Corporation Revenue Bonds, New York,
East Harlem Scholars Academy Charter School Project Series
2022
5 .750 06/01/42 1,283,037
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/44 1,070,531
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/45 1,059,380
1,020,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 1,059,712
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 726,859
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 522,140
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 764,255
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/36 773,956
6,610,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/49 6,973,426
1,975,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester General Hospital Project,
Series 2017
5 .000 12/01/46 1,940,317
2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,768,439
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,421,984
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,284,059
4,250,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 4,250,113
500,000 (f) New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 524,945
5,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 4,999,776
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,870,513
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/54 2,691,991
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/50 10,667,735
1,980,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/44 2,077,062
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,495,151
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,736,153

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000% 10/01/40 $ 13,903,554
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,110,180
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 772,682
11,505,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
5 .500 05/15/63 12,106,904
3,285,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 3,418,443
1,360,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,470,497
1,250,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,255,679
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 958,186
TOTAL NEW YORK 102,974,294
NORTH CAROLINA - 1.4%
4,310,000 Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2025B
5 .000 07/01/38 5,036,693
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,411,746
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 466,725
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,171,639
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 659,358
1,130,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/43 1,246,028
995,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/44 1,084,926
1,300,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .000 02/01/45 1,349,492
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .000 10/01/50 1,001,634
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,103,587
25,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 25,226
6,390,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 6,496,560
TOTAL NORTH CAROLINA 21,053,614
NORTH DAKOTA - 0.4%
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024C
4 .650 07/01/44 5,067,264
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 1,485,560
TOTAL NORTH DAKOTA 6,552,824

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 3.9%
$ 1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250% 12/01/53 $ 1,373,106
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/42 2,164,164
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,617,095
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 1,017,120
1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/49 1,399,647
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,851,097
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,079,635
10,000,000 (c) Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Refunding & Improvement Series
2025A, (UB)
5 .250 11/01/55 10,462,235
9,615,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 9,250,570
4,000,000 (c) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/48 4,209,000
1,165,000 (c) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/50 1,220,979
1,055,000 (c) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/53 1,101,627
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 406,790
145,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 145,822
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,999,846
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities
Series 2023 - BAM Insured
5 .500 12/01/48 5,358,299
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,142,475
1,100,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/50 1,088,728
2,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/57 2,205,458
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 252,766
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,842,546
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,819,901

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375% 12/01/37 $ 5,428,967
TOTAL OHIO 60,437,873
OKLAHOMA - 0.3%
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,105,276
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 794,695
1,100,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,278,085
TOTAL OKLAHOMA 4,178,056
OREGON - 1.4%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,732,925
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,721,200
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,429,346
1,355,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/44 1,464,447
915,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/45 978,403
2,500,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/45 2,555,795
525,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/43 574,196
1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,547,394
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,221,297
540,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017G,
(AMT)
3 .450 01/01/33 538,781
4,500,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5 .050 07/01/50 4,555,391
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,232,628
500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 500,142
TOTAL OREGON 21,051,945
PENNSYLVANIA - 3.0%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 103,409
3,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 3,085,695
5,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 5,387,699
4,600,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding
Forward Delivery Series 2022
5 .000 05/01/42 4,785,884
11,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,850
147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 135,619
73,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 52,304
23,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,441

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,100,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000% 07/01/40 $ 2,181,594
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,051,704
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,673,355
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 5,018,880
10,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 06/30/42 10,010,893
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,084,213
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,266,867
5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000 08/15/47 5,851,109
TOTAL PENNSYLVANIA 46,724,516
RHODE ISLAND - 0.3%
4,000,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Series 2025A
5 .250 10/01/50 4,298,862
TOTAL RHODE ISLAND 4,298,862
SOUTH CAROLINA - 1.7%
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 3,044,682
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,447,343
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,315,236
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,478,321
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 265,940
750,000 (b) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .500 10/01/45 757,872
7,380,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019A
5 .000 07/01/44 7,551,748
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 951,748
TOTAL SOUTH CAROLINA 25,812,890
SOUTH DAKOTA - 0.2%
1,555,000 Baltic School District No. 49-1, South Dakota, General
Obligation Bonds, Series 2022 - AGM Insured
5 .500 12/01/51 1,635,689
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,105,236
TOTAL SOUTH DAKOTA 3,740,925

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.4%
$ 2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000% 08/01/49 $ 2,076,577
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .000 07/01/44 690,873
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,461,220
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,264,296
TOTAL TENNESSEE 6,492,966
TEXAS - 7.9%
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 685,279
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 628,693
3,000,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2024
5 .250 08/01/49 3,184,742
560,000 (b) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 3, Series 2024
5 .000 11/01/44 553,839
550,000 (b) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 559,366
5,000,000 (c),(e) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026,
(UB)
4 .500 02/15/51 5,011,056
1,500,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .250 11/01/39 1,682,637
276,000 (f) Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 296,706
750,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 750,905
2,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/50 2,646,575
3,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/55 3,670,234
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/42 1,115,278
750,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/43 826,779
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 706,919
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 648,072
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,509,490
1,230,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .500 09/01/32 1,241,549
5,000,000 Harris County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2025
5 .250 02/15/50 5,273,243
2,340,000 Highland Park Independent School District, Potter County,
Texas, General Obligation Bonds, School Building Series 2023
5 .250 02/15/42 2,560,241
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,467,404

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,595,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvement Projects,
Refunding Series 2025B, (AMT)
5 .500% 07/15/35 $ 2,832,969
2,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 2,727,571
8,000,000 (c) Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Refunding Series 2024A, (UB)
5 .250 11/15/49 8,492,131
6,000,000 Kerrville Public Utility Board Public Facility Corporation, Texas,
Power Supply Revenue Bonds, Series 2025A - BAM Insured
5 .250 04/15/46 6,362,955
250,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 256,895
1,500,000 Memorial City Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2025
5 .000 09/01/45 1,531,541
1,400,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,405,262
150,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 155,696
750,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 746,182
1,500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/45 1,596,400
915,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/46 967,119
1,595,000 (c) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 1,682,532
800,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 800,357
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,311,011
3,850,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 3,925,908
6,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 6,019,787
5,000,000 (c) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A, (UB)
5 .000 11/15/49 5,170,815
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,500,524
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,114,776
5,005,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 5,512,842
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,872,371
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,534,905
2,000,000 Texas State Technical College System, Financing System
Revenue Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,174,000
10,000,000 (c) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .750 10/15/55 10,035,040
1,500,000 (c) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .800 10/15/56 1,509,833

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250% 09/15/42 $ 409,305
2,125,000 Upper Trinity Regional Water District, Texas, Regional Treated
Water Supply System Revenue Bonds, Refunding Series 2025 -
BAM Insured
5 .500 08/01/50 2,268,636
TOTAL TEXAS 121,936,370
UTAH - 3.9%
1,500,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4 .000 03/01/51 1,204,418
265,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 266,701
2,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/50 2,163,500
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/55 1,069,369
1,400,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/44 1,528,217
250,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 270,135
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .500 06/01/50 1,081,750
650,000 (b) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project,
Subordinate Lien Series 2025C
5 .000 07/15/35 655,245
328,186 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 334,301
2,570,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 2,696,895
2,450,000 Herber Light and Power Company, Utah, Electric Revenue
Bonds, Series 2023 - BAM Insured
5 .000 12/15/47 2,524,804
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,328,560
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .250 06/15/47 4,705,317
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .500 06/15/49 4,286,713
450,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/49 471,766
1,750,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/55 1,827,326
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,668,787
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .500 06/01/50 1,258,327
3,000,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/52 2,425,251
4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 4,935,719
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 753,967
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,407,150
1,408,571 Peaks Public Infrastructure District, Morgan County, Utah,
Special Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,338,976

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250% 12/01/53 $ 1,029,576
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 1,835,127
1,925,000 (b) Sawmill Infrastructure Financing District, Utah, Special
Assessment Bonds, Sawmill Assessment Area, Series 2025
6 .000 12/01/54 1,990,214
850,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 848,730
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,340,385
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 983,893
2,220,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,336,438
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,372,644
TOTAL UTAH 59,940,201
VIRGIN ISLANDS - 0.7%
4,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .000 02/01/38 4,008,739
3,700,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 3,682,581
3,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 3,478,607
TOTAL VIRGIN ISLANDS 11,169,927
VIRGINIA - 3.1%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,210,267
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 447,537
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 378,463
1,400,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 1,399,997
2,200,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
6 .500 09/01/43 2,434,584
310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 310,418
5,210,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Refunding Series 2016A
2 .000 08/01/27 5,137,127
1,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .000 06/15/43 1,062,552
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,909,757
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 529,040
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 318,196

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000% 12/31/47 $ 5,006,843
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,345,635
4,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire, Refunding
Series 2024A
5 .500 12/01/54 4,111,783
TOTAL VIRGINIA 48,602,199
WASHINGTON - 2.6%
1,000,000 Camas, Washington, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .250 12/01/55 1,053,161
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,612,706
5,000,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,192,654
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,071,651
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,935,009
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,252,788
1,000,000 Port Vancouver, Washington, General Obligation Bonds,
Limited Tax Series 2025, (AMT)
5 .125 12/01/55 1,019,341
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 748,044
550,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/43 571,844
2,500,000 Spokane County School District 81, Spokane, Washington,
General Obligation Bonds, Refunding & Improvement Series
2021
4 .000 12/01/40 2,517,491
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,856,269
5,000,000 (c) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A, (UB)
5 .250 09/01/50 5,237,173
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,033,493
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/32 2,063,176
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/43 1,353,905
TOTAL WASHINGTON 40,518,705
WEST VIRGINIA - 1.0%
790,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 805,509
1,000,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,023,330
500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/29 504,658
600,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/35 601,233
2,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 2,119,382

Portfolio of Investments January 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000% 06/01/47 $ 3,792,010
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/44 2,135,097
1,755,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/45 1,849,207
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .500 06/01/50 2,125,754
TOTAL WEST VIRGINIA 14,956,180
WISCONSIN - 3.4%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,658,392
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Refunding
Series 2016A
5 .000 06/01/40 3,509,961
10,000,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2025A
5 .500 06/01/55 10,415,970
1,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/42 1,550,224
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,964,753
6,475,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 6,302,003
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,110,851
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,029,979
8,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 8,496,174
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,181,961
4,205,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 4,477,154
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,048,993
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,502,283
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,413,362
1,415,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024A
5 .250 08/15/39 1,522,966
TOTAL WISCONSIN 53,185,026
TOTAL MUNICIPAL BONDS
(Cost $1,516,325,474) 1,541,434,846
TOTAL LONG-TERM INVESTMENTS
(Cost $1,516,325,474) 1,541,434,846

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
2555000 MUNICIPAL BONDS - 0.2% 2555000
COLORADO - 0.1%
$ 1,230,000 (h) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2 .320% 11/01/36 $ 1,230,000
TOTAL COLORADO 1,230,000
NEW YORK - 0.1%
1,325,000 (h) Battery Park City Authority, New York, Revenue Bonds,
Adjustable Rate Junior Series 2019D-2
3 .200 11/01/38 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $2,555,000) 2,555,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,555,000) 2,555,000
TOTAL INVESTMENTS - 100.1%
(Cost $1,518,880,474) 1,543,989,846
FLOATING RATE OBLIGATIONS - (4.3)% (66,280,000)
OTHER ASSETS & LIABILITIES, NET -  4.2% 64,627,360
NET ASSETS - 100% $ 1,542,337,206
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $163,837,885 or 10.6% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) When-issued or delayed delivery security.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments January 31, 2026
Core Impact Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
ASSET-BACKED SECURITIES - 4.1% –
$ 61,460 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
2 .100% 05/20/48 $ 48,963
108,586 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
2 .360 07/20/48 60,952
114,490 (a) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2 .220 03/20/48 93,006
88,211 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1 .440 08/20/46 74,734
110,065 (a) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1 .920 06/20/52 83,573
250,000 (a) Tesla Auto Lease Trust 2024-B, Series 2024 B 4 .820 10/20/27 250,882
21,939 (a) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 21,472
185,498 (a) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 168,528
TOTAL ASSET-BACKED SECURITIES
(Cost $938,328) 802,110
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8401172 CORPORATE BONDS - 43.4% (b) 8401172
BANKS - 9.3%
200,000 (c),(d) African Development Bank 5 .750 N/A 199,638
150,000 Asian Infrastructure Investment Bank/The 4 .500 01/16/30 154,221
140,000 Asian Infrastructure Investment Bank/The 4 .500 05/21/35 142,617
250,000 Credit Agricole Corporate & Investment Bank SA 4 .570 08/25/30 248,702
250,000 Inter-American Development Bank 3 .802 11/12/30 248,115
100,000 International Bank for Reconstruction & Development 1 .123 03/31/32 99,260
175,000 (a) International Development Association 4 .500 02/12/35 177,686
225,000 (a) International Development Association 4 .000 06/11/30 226,507
300,000 M&T Bank Corp 4 .833 01/16/29 304,829
TOTAL BANKS 1,801,575
CAPITAL GOODS - 1.0%
200,000 Conservation Fund A Nonprofit Corp/The 3 .474 12/15/29 191,851
TOTAL CAPITAL GOODS 191,851
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
200,000 (a) Amazon Conservation DAC 6 .034 01/16/42 205,780
250,000 Rockefeller Foundation/The 2 .492 10/01/50 151,314
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 357,094
CONSUMER SERVICES - 2.1%
250,000 Bush Foundation 2 .754 10/01/50 153,778
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 88,539
200,000 Starbucks Corp 4 .450 08/15/49 167,359
TOTAL CONSUMER SERVICES 409,676
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
225,000 (a) Alimentation Couche-Tard Inc 3 .625 05/13/51 160,619
250,000 Sysco Corp 2 .400 02/15/30 233,019
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 393,638
ENERGY - 1.3%
250,000 Arab Energy Fund /The, Reg S 5 .428 05/02/29 258,549
TOTAL ENERGY 258,549
FINANCIAL SERVICES - 6.2%
100,000 European Investment Bank 3 .750 02/14/33 98,029
250,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 255,298
125,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 116,607
100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 101,506
45,000 Low Income Investment Fund 3 .386 07/01/26 44,785
50,000 NHP Foundation/The 6 .000 12/01/33 53,444
263,000 (a) Starwood Property Trust Inc 6 .500 10/15/30 273,898
246,972 (a) WLB Asset VI Pte Ltd 7 .250 12/21/27 257,905
TOTAL FINANCIAL SERVICES 1,201,472
FOOD, BEVERAGE & TOBACCO - 0.9%
250,000 PepsiCo Inc 2 .875 10/15/49 164,676
TOTAL FOOD, BEVERAGE & TOBACCO 164,676

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$ 250,000 Seattle Children's Hospital 2 .719% 10/01/50 $ 153,602
TOTAL HEALTH CARE EQUIPMENT & SERVICES 153,602
MATERIALS - 1.8%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 355,870
TOTAL MATERIALS 355,870
MEDIA & ENTERTAINMENT - 2.6%
500,000 Comcast Corp 4 .650 02/15/33 499,575
TOTAL MEDIA & ENTERTAINMENT 499,575
TELECOMMUNICATION SERVICES - 0.9%
250,000 Verizon Communications Inc 2 .850 09/03/41 179,859
TOTAL TELECOMMUNICATION SERVICES 179,859
UTILITIES - 12.6%
250,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 257,820
200,000 Duke Energy Progress LLC 4 .000 04/01/52 154,670
250,000 MidAmerican Energy Co 3 .150 04/15/50 168,728
250,000 Pacific Gas and Electric Co 6 .700 04/01/53 264,758
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 250,462
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 88,659
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 93,124
150,000 (a) RWE Finance US LLC 5 .875 04/16/34 157,500
162,091 (a) Solar Star Funding LLC 5 .375 06/30/35 164,601
200,000 Southern California Edison Co 3 .650 06/01/51 137,100
200,000 Southwestern Electric Power Co 3 .250 11/01/51 131,578
150,000 Southwestern Public Service Co 3 .150 05/01/50 98,620
178,826 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 153,779
209,426 (a) Topaz Solar Farms LLC 5 .750 09/30/39 210,823
100,000 (a),(c),(d) Vistra Corp 7 .000 N/A 101,513
TOTAL UTILITIES 2,433,735
TOTAL CORPORATE BONDS
(Cost $8,933,135) 8,401,172
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 23.3% –
635 (e) Banc of America Mortgage 2004-K Trust, Series 2004 K 5 .426 12/25/34 633
125,000 (a),(e) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 5 .895 10/15/35 5,245
200,000 (a),(e) Century Plaza Towers 2019-CPT, Series 2019 CPT 2 .997 11/13/39 168,414
3,809 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 3,872
797 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 784
18,088 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 18,166
19,299 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 18,984
40,636 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 38,871
5,016 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 5,037
7,694 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 6,840
1,472 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,321
731 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 734
3,878 Fannie Mae Pool, FN CB2795 3 .000 02/01/52 3,445
3,347 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 3,034
1,852 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 1,865
2,028 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 1,837
8,201 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 7,069
5,564 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 5,052
250,000 Freddie Mac Multiclass Certificates, Series 2020 P003 1 .956 09/25/46 196,374
119,230 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1 .555 01/25/36 99,368
292,272 Ginnie Mae II Pool, G2 MA8347 4 .500 10/20/52 287,708
89,882 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 90,490
51,824 Ginnie Mae II Pool, G2 MA8487 3 .500 12/20/52 47,897
48,783 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 46,526
345,547 Ginnie Mae II Pool, G2 MA8489 4 .500 12/20/52 339,938
3,935 Ginnie Mae II Pool, G2 MA8646 4 .500 02/20/53 3,867
40,083 Ginnie Mae II Pool, G2 MA9488 5 .500 02/20/54 40,759

Portfolio of Investments January 31, 2026
(continued)
Core Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 3,273 Ginnie Mae II Pool, G2 MA8648 5 .500% 02/20/53 $ 3,326
22,578 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 20,510
366,864 Ginnie Mae II Pool, G2 MA9906 5 .500 09/20/54 372,276
47,372 Ginnie Mae II Pool, G2 MA9907 6 .000 09/20/54 48,553
21,786 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 21,891
552,462 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 555,441
378,919 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 361,848
3,113 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 2,820
43,912 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 40,668
15,001 Ginnie Mae II Pool, G2 BY0325 2 .500 10/20/50 12,908
384 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 347
877 Ginnie Mae II Pool, G2 BY0331 3 .000 10/20/50 792
2,290 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 2,128
44,591 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 43,887
1,531 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,417
2,006 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 1,869
4,503 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 4,076
2,015 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 1,824
98,084 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 88,732
421,420 Ginnie Mae II Pool, G2 MA7989 3 .500 04/20/52 389,815
51,817 Ginnie Mae II Pool, G2 MA8043 3 .000 05/20/52 46,819
235,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 225,410
212,214 (a),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 203,182
250,000 (a),(e) NYC Commercial Mortgage Trust, Series 2025 11X, (TSFR1M +
1.743%)
5 .423 10/15/40 252,347
150,000 (a),(e) NYC Commercial Mortgage Trust 2025-300P, Series 2025 300P 4 .879 07/13/42 151,540
200,000 (a),(e) VNDO Trust 2016-350P, Series 2016 350P 3 .903 01/10/35 198,956
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,648,531) 4,497,512
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3855475 MUNICIPAL BONDS - 19.9% 3855475
ALASKA - 0.8%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 156,757
TOTAL ALASKA 156,757
CALIFORNIA - 7.3%
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2 .684 06/15/40 151,505
250,000 Oakland, California, General Obligation Bonds, Taxable Social
Measure U Series 2025B-2
5 .792 07/15/45 253,602
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4 .655 10/01/27 253,760
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5 .770 06/15/45 255,995
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4 .662 05/01/37 244,732
250,000 San Luis Obispo County Financing Authority, California,
Revenue Bonds, Nacimiento Water Project, Series 2007B
5 .571 09/01/40 259,853
TOTAL CALIFORNIA 1,419,447
ILLINOIS - 0.3%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 50,002
TOTAL ILLINOIS 50,002
IOWA - 1.3%
250,000 (a) Iowa Finance Authority 7 .000 11/01/27 253,358
TOTAL IOWA 253,358

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 0.4%
$ 100,000 University of Michigan, General Revenue Bonds, Taxable Green
Series 2022B
3 .504% 04/01/52 $ 73,351
TOTAL MICHIGAN 73,351
NEW HAMPSHIRE - 3.9%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5 .775 11/01/54 484,024
250,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Taxable Series
2025B
5 .876 12/01/35 266,529
TOTAL NEW HAMPSHIRE 750,553
NEW YORK - 3.3%
250,000 New York City Housing Development Corp 5 .881 08/01/45 251,643
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .094 10/01/49 236,480
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6 .536 08/01/55 159,220
TOTAL NEW YORK 647,343
PENNSYLVANIA - 1.3%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 251,775
TOTAL PENNSYLVANIA 251,775
WISCONSIN - 1.3%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5 .292 07/01/29 252,889
TOTAL WISCONSIN 252,889
TOTAL MUNICIPAL BONDS
(Cost $3,785,315) 3,855,475
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1577913 SOVEREIGN DEBT - 8.2% 1577913
CANADA - 4.0%
500,000 Export Development Canada 4 .750 06/05/34 519,692
250,000 (a) OMERS Finance Trust 3 .500 04/19/32 239,291
TOTAL CANADA 758,983
DOMINICAN REPUBLIC - 0.8%
150,000 (a) Dominican Republic International Bond 6 .600 06/01/36 156,675
TOTAL DOMINICAN REPUBLIC 156,675
NETHERLANDS - 2.3%
200,000 (a) Nederlandse Waterschapsbank NV 4 .000 06/01/28 201,306
250,000 (a) Nederlandse Waterschapsbank NV 4 .500 01/16/30 256,187
TOTAL NETHERLANDS 457,493
SWEDEN - 1.1%
200,000 (a) Kommuninvest I Sverige AB 4 .625 09/29/28 204,762
TOTAL SWEDEN 204,762
TOTAL SOVEREIGN DEBT
(Cost $1,540,486) 1,577,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
68,086 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4% 68,086
70,000 United States Treasury Note/Bond 4 .625 11/15/45 68,086
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $69,272) 68,086
TOTAL LONG-TERM INVESTMENTS
(Cost $19,915,067) 19,202,268
OTHER ASSETS & LIABILITIES, NET -  0.7% 138,700
NET ASSETS - 100% $ 19,340,968

Portfolio of Investments January 31, 2026
(continued)
Core Impact Bond

See Notes to Financial Statements
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,783,821 or 30.1% of Total Investments.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.6% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments January 31, 2026
Emerging Markets Debt
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
12179277 CORPORATE BONDS - 42.9% (a)
CHILE - 7.0%
$ 200,000 (b) Antofagasta PLC 5.625% 05/13/32 $ 207,960
200,000 (b),(c),(d) Banco de Credito e Inversiones SA 7.500 N/A 213,010
200,000 (b),(d) Banco del Estado de Chile 7.950 N/A 212,686
200,000 (b) Celulosa Arauco y Constitucion SA 6.180 05/05/32 205,400
200,000 (b) Cia Cervecerias Unidas SA 3.350 01/19/32 181,488
200,000 (b) Corp Nacional del Cobre de Chile 5.625 10/18/43 192,545
200,000 (b) Corp Nacional del Cobre de Chile 3.000 09/30/29 190,174
200,000 (b) Corp Nacional del Cobre de Chile 3.700 01/30/50 140,962
200,000 (b) Empresa Nacional del Petroleo 6.150 05/10/33 212,344
200,000 (b) Sociedad Quimica y Minera de Chile SA 6.500 11/07/33 218,147
TOTAL CHILE 1,974,716
CHINA - 1.4%
200,000 (b) Lenovo Group Ltd 3.421 11/02/30 190,267
225,000 (b) Prosus NV 4.193 01/19/32 215,663
TOTAL CHINA 405,930
GUATEMALA - 1.4%
200,000 (b) Energuate Trust 2 0 6.350 09/15/35 199,871
200,000 (b),(e) Industrial Subordinated Trust 2 0 6.550 04/15/36 202,850
TOTAL GUATEMALA 402,721
INDIA - 1.5%
250,000 (b) Indian Railway Finance Corp Ltd 3.249 02/13/30 237,767
200,000 (b) UltraTech Cement Ltd 2.800 02/16/31 183,772
TOTAL INDIA 421,539
INDONESIA - 3.6%
200,000 (b) Freeport Indonesia PT 4.763 04/14/27 198,989
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5.450 05/15/30 206,378
200,000 (b) Pertamina Persero PT 6.500 05/27/41 211,626
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 05/21/28 204,320
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 02/03/36 198,951
TOTAL INDONESIA 1,020,264
ISRAEL - 2.8%
200,000 (b) Bank Hapoalim BM, Reg S 5.252 01/14/33 200,080
200,000 (b) Israel Electric Corp Ltd, Reg S 3.750 02/22/32 186,954
200,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 199,221
200,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 5.837 04/15/36 202,209
TOTAL ISRAEL 788,464
KAZAKHSTAN - 1.0%
300,000 (b) KazMunayGas National Co JSC 5.750 04/19/47 281,266
TOTAL KAZAKHSTAN 281,266
MALAYSIA - 1.5%
240,000 (b) Petronas Capital Ltd 5.340 04/03/35 248,544
200,000 (b) Petronas Capital Ltd 2.480 01/28/32 179,611
TOTAL MALAYSIA 428,155
MEXICO - 8.0%
200,000 (b),(e) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 195,929
200,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8.450 06/29/38 222,333
198,334 (b) CFE FIBRA E 5.875 09/23/40 196,033
200,000 (b) Comision Federal de Electricidad 0.000 01/28/34 200,000
200,000 (b) FIBRA Prologis 5.625 01/14/38 196,940
198,101 (b) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7.250 01/31/41 206,047
200,000 (b) Grupo Aeromexico SAB de CV 8.625 11/15/31 206,500
200,000 Grupo Televisa SAB 6.625 01/15/40 179,100
300,000 (b) Mexico City Airport Trust 5.500 10/31/46 262,051
200,000 (b) Orbia Advance Corp SAB de CV 6.800 05/13/30 201,850

Portfolio of Investments January 31, 2026
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 200,000 Petroleos Mexicanos 5.950% 01/28/31 $ 195,102
TOTAL MEXICO 2,261,885
MOROCCO - 0.7%
200,000 (b) OCP SA 6.700 03/01/36 211,953
TOTAL MOROCCO 211,953
PERU - 2.4%
150,000 (b) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 148,920
200,000 (b) Kallpa Generacion SA 5.500 09/11/35 200,212
200,000 (b) Niagara Energy SAC 5.746 10/03/34 202,819
200,000 (b) Petroleos del Peru SA 5.625 06/19/47 134,274
TOTAL PERU 686,225
POLAND - 0.7%
200,000 (b) ORLEN SA 6.000 01/30/35 210,164
TOTAL POLAND 210,164
SAUDI ARABIA - 2.9%
250,000 (b) Saudi Arabian Oil Co 2.250 11/24/30 225,295
200,000 (e) Saudi Awwal Bank, Reg S 5.947 09/04/35 202,280
200,000 (e) SNB Funding Ltd, Reg S 6.000 06/24/35 204,675
200,000 (b) STC SUKUK CO II LTD 4.489 01/15/31 199,622
TOTAL SAUDI ARABIA 831,872
SOUTH AFRICA - 0.6%
200,000 Sasol Financing USA LLC 5.500 03/18/31 176,386
TOTAL SOUTH AFRICA 176,386
THAILAND - 1.6%
200,000 (b) Bangkok Bank PCL/Hong Kong 5.650 07/05/34 207,940
250,000 (b) PTTEP Treasury Center Co Ltd 2.993 01/15/30 237,664
TOTAL THAILAND 445,604
TURKEY - 1.6%
225,000 (b) Turk Telekomunikasyon AS 6.950 10/07/32 229,549
200,000 (b) Ulker Biskuvi Sanayi AS 7.875 07/08/31 210,521
TOTAL TURKEY 440,070
UNITED ARAB EMIRATES - 3.5%
250,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 230,260
200,000 (b) DAE Funding LLC 4.950 01/15/33 197,382
200,000 (b) DP World Ltd/United Arab Emirates 5.625 09/25/48 193,264
139,838 (b) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 126,392
240,000 (b) MDGH GMTN RSC Ltd 4.375 11/22/33 234,398
TOTAL UNITED ARAB EMIRATES 981,696
UNITED KINGDOM - 0.7%
200,000 (b) Standard Chartered PLC 5.905 05/14/35 210,367
TOTAL UNITED KINGDOM 210,367
TOTAL CORPORATE BONDS
(Cost $11,653,737) 12,179,277
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15631881 SOVEREIGN DEBT - 55.1%
ANGOLA - 1.0%
300,000 (b) Angolan Government International Bond 8.750 04/14/32 293,454
TOTAL ANGOLA 293,454
ARGENTINA - 0.8%
300,000 Argentine Republic Government International Bond 2.500 07/09/41 216,900
TOTAL ARGENTINA 216,900
BARBADOS - 0.8%
200,000 (b) Barbados Government International Bond 8.000 06/26/35 214,330
TOTAL BARBADOS 214,330
BENIN - 0.7%
200,000 (b) Benin Government International Bond 8.375 01/23/41 212,008
TOTAL BENIN 212,008

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BERMUDA - 1.0%
$ 300,000 (b) Bermuda Government International Bond 2.375% 08/20/30 $ 272,739
TOTAL BERMUDA 272,739
BRAZIL - 0.7%
200,000 Brazilian Government International Bond 7.125 05/13/54 199,868
TOTAL BRAZIL 199,868
CHILE - 1.7%
550,000 Chile Government International Bond 2.550 07/27/33 474,650
TOTAL CHILE 474,650
COLOMBIA - 2.3%
200,000 Colombia Government International Bond 8.000 04/20/33 214,630
200,000 Colombia Government International Bond 8.750 11/14/53 219,500
200,000 Colombia Government International Bond 6.125 01/21/31 199,160
TOTAL COLOMBIA 633,290
COTE D'IVOIRE - 0.8%
200,000 (b) Ivory Coast Government International Bond 8.250 01/30/37 215,789
TOTAL COTE D'IVOIRE 215,789
DOMINICAN REPUBLIC - 1.2%
150,000 (b) Dominican Republic International Bond 7.050 02/03/31 159,975
175,000 (b) Dominican Republic International Bond 5.875 10/28/35 174,253
TOTAL DOMINICAN REPUBLIC 334,228
ECUADOR - 0.7%
200,000 (b),(c) Ecuador Government International Bond 9.250 01/29/39 205,000
TOTAL ECUADOR 205,000
EGYPT - 1.7%
200,000 (b) Egypt Government International Bond 8.625 02/04/30 217,683
250,000 (b) Egypt Government International Bond 7.053 01/15/32 252,686
TOTAL EGYPT 470,369
GHANA - 1.0%
300,000 (b) Ghana Government International Bond 5.000 07/03/35 273,530
TOTAL GHANA 273,530
HUNGARY - 2.1%
200,000 (b) Hungary Government International Bond 5.250 06/16/29 203,774
200,000 (b) Hungary Government International Bond 6.250 09/22/32 212,185
200,000 (b) Hungary Government International Bond 5.500 03/26/36 198,756
TOTAL HUNGARY 614,715
INDIA - 0.7%
200,000 (b) Export-Import Bank of India 3.250 01/15/30 191,595
TOTAL INDIA 191,595
KAZAKHSTAN - 2.1%
200,000 (b) Baiterek National Managing Holding JSC 5.450 05/08/28 203,620
200,000 (b) Development Bank of Kazakhstan JSC 5.500 04/15/27 202,318
200,000 (b) Kazakhstan Government International Bond 4.412 10/28/30 197,858
TOTAL KAZAKHSTAN 603,796
MEXICO - 3.9%
250,000 (b) Eagle Funding Luxco Sarl 5.500 08/17/30 253,955
250,000 Mexico Government International Bond 4.280 08/14/41 199,263
250,000 Mexico Government International Bond 3.500 02/12/34 215,375
200,000 Mexico Government International Bond 6.338 05/04/53 189,460
250,000 Mexico Government International Bond 6.400 05/07/54 238,513
TOTAL MEXICO 1,096,566
NIGERIA - 3.3%
200,000 (b) Nigeria Government International Bond 9.625 06/09/31 226,195
200,000 (b) Nigeria Government International Bond 8.631 01/13/36 213,656
500,000 (b) Nigeria Government International Bond 7.375 09/28/33 505,151
TOTAL NIGERIA 945,002
OMAN - 2.7%
400,000 (b) Oman Government International Bond 6.500 03/08/47 422,115
350,000 (b) Oman Sovereign Sukuk Co 4.525 04/17/33 344,090
TOTAL OMAN 766,205

Portfolio of Investments January 31, 2026
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 2.2%
$ 500,000 Panama Government International Bond 2.252% 09/29/32 $ 412,450
200,000 Panama Government International Bond 6.400 02/14/35 209,180
TOTAL PANAMA 621,630
PARAGUAY - 0.7%
200,000 (b) Paraguay Government International Bond 6.650 03/04/55 213,626
TOTAL PARAGUAY 213,626
PERU - 2.4%
250,000 (b) Fondo MIVIVIENDA SA 4.625 04/12/27 251,282
225,000 Peruvian Government International Bond 2.783 01/23/31 207,473
225,000 Peruvian Government International Bond 5.375 02/08/35 229,163
TOTAL PERU 687,918
PHILIPPINES - 2.8%
675,000 (c) Philippine Government International Bond 1.950 01/06/32 588,049
200,000 Philippine Government International Bond 5.900 02/04/50 208,244
TOTAL PHILIPPINES 796,293
POLAND - 3.2%
400,000 (b) Bank Gospodarstwa Krajowego 5.375 05/22/33 412,333
140,000 Republic of Poland Government International Bond 5.500 04/04/53 132,717
75,000 Republic of Poland Government International Bond 5.125 09/18/34 76,074
75,000 Republic of Poland Government International Bond 5.500 03/18/54 71,147
200,000 Republic of Poland Government International Bond 4.875 02/12/30 205,562
TOTAL POLAND 897,833
QATAR - 1.1%
310,000 (b) Qatar Government International Bond 5.103 04/23/48 301,393
TOTAL QATAR 301,393
ROMANIA - 3.6%
270,000 (b) Romanian Government International Bond 4.000 02/14/51 188,272
120,000 (b) Romanian Government International Bond 3.625 03/27/32 110,005
50,000 (b) Romanian Government International Bond 7.125 01/17/33 54,603
102,000 (b) Romanian Government International Bond 5.875 01/30/29 105,271
250,000 (b) Romanian Government International Bond 6.375 01/30/34 260,231
300,000 (b) Romanian Government International Bond 5.750 03/24/35 297,529
TOTAL ROMANIA 1,015,911
SAUDI ARABIA - 3.4%
250,000 (b) Saudi Government International Bond 4.500 10/26/46 210,366
300,000 (b) Saudi Government International Bond 3.625 03/04/28 296,990
325,000 (b) Saudi Government International Bond 2.250 02/02/33 278,070
200,000 (b) Saudi Government International Bond 5.750 01/16/54 193,948
TOTAL SAUDI ARABIA 979,374
SOUTH AFRICA - 2.8%
550,000 (b) Republic of South Africa Government International Bond 7.100 11/19/36 582,924
200,000 (b) Republic of South Africa Government International Bond 7.950 11/19/54 209,949
TOTAL SOUTH AFRICA 792,873
TURKEY - 1.4%
200,000 Turkiye Government International Bond 7.625 05/15/34 212,971
200,000 Turkiye Government International Bond 7.125 07/17/32 208,242
TOTAL TURKEY 421,213
UNITED ARAB EMIRATES - 1.0%
425,000 (b) Abu Dhabi Government International Bond 3.125 09/30/49 297,857
TOTAL UNITED ARAB EMIRATES 297,857
UZBEKISTAN - 0.8%
250,000 (b) Republic of Uzbekistan International Bond 3.700 11/25/30 233,725
TOTAL UZBEKISTAN 233,725

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ZAMBIA - 0.5%
$ 141,412 (b) Zambia Government International Bond 5.750% 06/30/33 $ 138,201
TOTAL ZAMBIA 138,201
TOTAL SOVEREIGN DEBT
(Cost $14,919,137) 15,631,881
TOTAL LONG-TERM INVESTMENTS
(Cost $26,572,874) 27,811,158
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.7%
1,035,449 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
3.710 (g) 1,035,449
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,035,449) 1,035,449
TOTAL INVESTMENTS (Cost $27,608,323) - 101.7% 28,846,607
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (479,006)
NET ASSETS - 100% $ 28,367,601
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $21,725,024 or 75.3% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,004,958.
(d) Perpetual security. Maturity date is not applicable.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.8% of Total Investments.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
High Yield
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
17,033 COMMON STOCKS - 0.1% 17,033
TELECOMMUNICATION SERVICES - 0.1%
905 (a) Altice France Lux 3 $ 17,033
TOTAL TELECOMMUNICATION SERVICES 17,033
TOTAL COMMON STOCKS
(Cost $15,439) 17,033
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18985065 CORPORATE BONDS - 97.5% (b) 18985065
AUTOMOBILES & COMPONENTS - 3.3%
$ 35,000 (c) Clarios Global LP / Clarios US Finance Co 6 .750% 02/15/30 36,615
125,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 122,417
200,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 213,144
55,000 (c) Phinia Inc 6 .750 04/15/29 56,855
150,000 (c) ZF North America Capital Inc 6 .750 04/23/30 150,395
70,000 (c) ZF North America Capital Inc 7 .500 03/24/31 71,749
TOTAL AUTOMOBILES & COMPONENTS 651,175
CAPITAL GOODS - 6.6%
70,000 (c) AECOM 6 .000 08/01/33 71,708
200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 208,452
100,000 (c) Alta Equipment Group Inc 9 .000 06/01/29 95,555
60,000 (c) Camelot Return Merger Sub Inc 8 .750 08/01/28 46,641
35,000 (c) Carpenter Technology Corp 5 .625 03/01/34 35,517
60,000 (c) Columbus McKinnon Corp/NY 7 .125 01/31/33 60,312
25,000 (c) Gates Corp/DE 6 .875 07/01/29 25,988
65,000 (c) Herc Holdings Inc 6 .000 03/15/34 65,330
50,000 (c) Herc Holdings Inc 5 .750 03/15/31 50,355
105,000 (c) Herc Holdings Inc 7 .000 06/15/30 110,204
55,000 (c),(d) Lsf12 Helix Parent LLC 7 .125 02/01/33 55,162
80,000 (c) Masterbrand Inc 7 .000 07/15/32 82,962
40,000 (c) Standard Building Solutions Inc 6 .250 08/01/33 40,886
20,000 (c) TransDigm Inc 6 .875 12/15/30 20,832
100,000 (c) TransDigm Inc 6 .375 03/01/29 102,833
100,000 (c) TransDigm Inc 6 .375 05/31/33 101,801
100,000 (c) Trinity Industries Inc 7 .750 07/15/28 103,221
TOTAL CAPITAL GOODS 1,277,759
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
95,000 (c) AMN Healthcare Inc 6 .500 01/15/31 96,245
30,000 (c) Garda World Security Corp 6 .500 01/15/31 30,752
30,000 (c) GFL Environmental Holdings US Inc 5 .500 02/01/34 30,069
70,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 71,877
50,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 52,035
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 280,978
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
80,000 (c) Academy Ltd 6 .000 11/15/27 80,122
95,000 (c) Bath & Body Works Inc 6 .625 10/01/30 97,290
70,000 Kohl's Corp 5 .125 05/01/31 59,926
50,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 49,269
10,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 10,108
175,000 (c) Michaels Cos Inc/The 5 .250 05/01/28 173,091
100,000 (c) Michaels Cos Inc/The 7 .875 05/01/29 97,431
55,000 (c) Park River Holdings Inc 8 .000 03/15/31 56,676
40,000 (c) PetSmart Inc / PetSmart Finance Corp 7 .500 09/15/32 41,019
90,000 (c) QXO Building Products Inc 6 .750 04/30/32 92,743
100,000 (c) Staples Inc 10 .750 09/01/29 98,263
15,000 Veritiv Operating Co 10 .500 11/30/30 16,061
50,000 (c) Wayfair LLC 7 .250 10/31/29 52,279
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 924,278

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 2.3%
$ 125,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500% 10/15/29 $ 110,281
15,000 (c) Installed Building Products Inc 5 .625 02/01/34 15,086
80,000 Newell Brands Inc 6 .625 09/15/29 80,085
120,000 (c) S&S Holdings LLC 8 .375 10/01/31 114,412
20,000 (c) TopBuild Corp 5 .625 01/31/34 20,180
115,000 (c) Wolverine World Wide Inc 4 .000 08/15/29 107,308
TOTAL CONSUMER DURABLES & APPAREL 447,352
CONSUMER SERVICES - 5.9%
75,000 (c),(e) Caesars Entertainment Inc 6 .000 10/15/32 72,964
90,000 (c) Carnival Corp 5 .875 06/15/31 93,031
80,000 (c) Churchill Downs Inc 5 .750 04/01/30 80,434
95,000 (c) Cinemark USA Inc 7 .000 08/01/32 98,299
115,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 111,220
75,000 (c) Hilton Domestic Operating Co Inc 5 .500 03/31/34 75,362
40,000 (c) Life Time Inc 6 .000 11/15/31 41,012
50,000 (c) Light & Wonder International Inc 6 .250 10/01/33 50,625
80,000 (c) Marriott Ownership Resorts Inc 6 .500 10/01/33 76,119
10,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 8,467
50,000 MGM Resorts International 6 .125 09/15/29 51,140
200,000 (c) Motion Finco Sarl 8 .375 02/15/32 172,335
20,000 (c) NCL Corp Ltd 5 .875 01/15/31 20,055
30,000 (c),(e) NCL Corp Ltd 6 .250 09/15/33 30,166
70,000 (c) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 71,529
40,000 (c) SIX FLAGS/CAN WON/MILLEN 8 .625 01/15/32 40,818
50,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 50,941
TOTAL CONSUMER SERVICES 1,144,517
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
50,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 50,801
50,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 51,055
40,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 39,339
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 141,195
ENERGY - 13.9%
75,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 75,818
65,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 65,164
50,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,830
30,000 (c) ARCHROCK SERVICES/PARTNE 6 .000 02/01/34 29,977
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 51,819
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 51,775
8,537 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 8,760
35,000 (c) Bristow Group Inc 6 .750 02/01/33 35,410
80,000 (c) Buckeye Partners LP 6 .750 02/01/30 83,821
100,000 (c) Chord Energy Corp 6 .750 03/15/33 103,667
30,000 (c) Chord Energy Corp 6 .000 10/01/30 30,585
60,000 (c) CNX Resources Corp 7 .250 03/01/32 62,773
15,000 (c),(d) CVR Energy Inc 7 .500 02/15/31 14,968
50,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 51,416
150,000 (c) Harvest Midstream I LP 7 .500 05/15/32 156,676
165,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 165,040
10,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,382
50,000 (c) ITT Holdings LLC 6 .500 08/01/29 48,205
100,000 (c) Kinetik Holdings LP 6 .625 12/15/28 102,972
50,000 (c) Kodiak Gas Services LLC 7 .250 02/15/29 51,861
15,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 15,364
25,000 (c) Kodiak Gas Services LLC 6 .750 10/01/35 25,832
40,000 (c) Matador Resources Co 6 .250 04/15/33 40,314
95,000 (c) Noble Finance II LLC 8 .000 04/15/30 99,033
100,000 (c) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 100,135

Portfolio of Investments January 31, 2026
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 20,000 (c) PBF Holding Co LLC / PBF Finance Corp 9 .875% 03/15/30 $ 21,209
50,000 (c) Rockies Express Pipeline LLC 6 .750 03/15/33 52,740
65,000 (c),(e) SM Energy Co 8 .750 07/01/31 68,273
55,000 (c) SM Energy Co 8 .375 07/01/28 56,611
65,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 67,761
50,000 (c) Sunoco LP 6 .250 07/01/33 51,291
50,000 (c) Sunoco LP 5 .625 03/31/31 50,307
50,000 (c) Sunoco LP 5 .875 03/15/34 50,133
100,000 (c) Talos Production Inc 9 .000 02/01/29 104,195
18,077 (c) Transocean Aquila Ltd 8 .000 09/30/28 18,530
30,000 (c) Transocean International Ltd 7 .875 10/15/32 31,645
33,750 (c) Transocean International Ltd 8 .750 02/15/30 35,182
28,333 (c) Transocean Titan Financing Ltd 8 .375 02/01/28 28,903
130,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 134,605
20,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 20,260
30,000 (c) Venture Global LNG Inc 8 .125 06/01/28 30,711
50,000 (c) Venture Global LNG Inc 9 .875 02/01/32 52,865
160,000 (c),(e) Venture Global LNG Inc 7 .000 01/15/30 160,991
40,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,512
50,000 (c) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 51,465
40,000 (c) Weatherford International Ltd 6 .750 10/15/33 41,429
TOTAL ENERGY 2,704,215
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
55,000 (c) Millrose Properties Inc 6 .375 08/01/30 56,138
40,000 (c) Millrose Properties Inc 6 .250 09/15/32 40,451
50,000 MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 48,887
35,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 37,498
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 182,974
FINANCIAL SERVICES - 11.8%
55,000 (c) Azorra Finance Ltd 7 .250 01/15/31 57,604
50,000 Block Inc 6 .500 05/15/32 51,948
200,000 (c) Burford Capital Global Finance LLC 7 .500 07/15/33 193,087
56,614 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 52,778
25,733 (c),(e) Compass Group Diversified Holdings LLC 5 .000 01/15/32 22,959
65,000 (c) Encore Capital Group Inc 6 .625 04/15/31 65,552
90,000 (c) Encore Capital Group Inc 8 .500 05/15/30 96,489
95,000 (c) FirstCash Inc 6 .875 03/01/32 98,753
75,000 (c) Freedom Mortgage Holdings LLC 6 .875 05/01/31 74,428
50,000 (c) Freedom Mortgage Holdings LLC 7 .875 04/01/33 51,002
70,000 (c) Freedom Mortgage Holdings LLC 8 .375 04/01/32 73,226
70,000 (c) Hunt Cos Inc 5 .250 04/15/29 68,329
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 163,232
20,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 20,122
60,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 60,563
100,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 101,851
80,000 OneMain Finance Corp 6 .750 09/15/33 80,887
230,000 OneMain Finance Corp 6 .625 05/15/29 237,079
45,000 (c) Osaic Holdings Inc 6 .750 08/01/32 46,636
20,000 (c) Osaic Holdings Inc 8 .000 08/01/33 20,725
30,000 (c) Osaic Holdings Inc 6 .750 08/01/32 31,086
60,000 (c) PennyMac Financial Services Inc 7 .875 12/15/29 63,199
100,000 (c) PennyMac Financial Services Inc 7 .125 11/15/30 103,240
55,000 (c) Rocket Cos Inc 6 .375 08/01/33 57,060
125,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 128,482
60,000 (c) UWM Holdings LLC 6 .625 02/01/30 60,518
150,000 (c),(e) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 142,315
80,000 (c) WEX Inc 6 .500 03/15/33 81,653
TOTAL FINANCIAL SERVICES 2,304,803

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 2.2%
$ 115,000 (c) Darling Ingredients Inc 6 .000% 06/15/30 $ 116,531
100,000 (c) Post Holdings Inc 6 .375 03/01/33 100,767
75,000 (c) Post Holdings Inc 6 .500 03/15/36 75,068
130,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 128,728
TOTAL FOOD, BEVERAGE & TOBACCO 421,094
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
20,000 (c) CHS/Community Health Systems Inc 5 .250 05/15/30 18,858
100,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 107,654
50,000 (c) CHS/Community Health Systems Inc 9 .750 01/15/34 52,129
95,000 (c) DaVita Inc 4 .625 06/01/30 91,410
100,000 (c) DaVita Inc 6 .875 09/01/32 103,004
30,000 (c) Global Medical Response Inc 7 .375 10/01/32 31,020
100,000 (c) LifePoint Health Inc 8 .375 02/15/32 108,659
20,000 (c) Molina Healthcare Inc 6 .250 01/15/33 20,141
60,000 (c) Molina Healthcare Inc 6 .500 02/15/31 61,491
95,000 (c) National Mentor Holdings Inc 10 .500 12/15/30 98,162
150,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 156,188
70,000 (c) Radiology Partners Inc 8 .500 07/15/32 73,498
35,000 (c) Surgery Center Holdings Inc 7 .250 04/15/32 35,238
65,000 (c) Team Health Holdings Inc 8 .375 06/30/28 65,791
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,023,243
INSURANCE - 4.9%
35,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 35,882
85,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 86,406
200,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 205,570
90,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 91,365
200,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 206,756
70,000 (c) ASURION LLC/ASURION CO 8 .375 02/01/34 70,767
85,000 (c) Asurion, LLC 8 .000 12/31/32 88,808
110,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 113,292
50,000 (c) Ryan Specialty LLC 5 .875 08/01/32 50,831
TOTAL INSURANCE 949,677
MATERIALS - 6.3%
200,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 205,534
100,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 105,904
130,000 (c) Avient Corp 7 .125 08/01/30 133,719
20,000 (c) Avient Corp 6 .250 11/01/31 20,562
120,000 (c) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 120,086
25,000 (c) Commercial Metals Co 6 .000 12/15/35 25,543
60,000 (c) Compass Minerals International Inc 8 .000 07/01/30 63,638
110,000 (c) Mineral Resources Ltd 8 .000 11/01/27 112,488
120,000 (c) Mineral Resources Ltd 9 .250 10/01/28 126,049
10,000 (c) Mineral Resources Ltd 7 .000 04/01/31 10,510
105,000 (c) Olin Corp 6 .625 04/01/33 102,891
85,000 (c) Qnity Electronics Inc 5 .750 08/15/32 86,591
25,000 (c) Qnity Electronics Inc 6 .250 08/15/33 25,802
15,000 (c) Solstice Advanced Materials Inc 5 .625 09/30/33 15,079
60,000 (c) WR Grace Holdings LLC 6 .625 08/15/32 59,669
15,000 (c) WR Grace Holdings LLC 7 .000 08/01/33 15,019
TOTAL MATERIALS 1,229,084
MEDIA & ENTERTAINMENT - 8.1%
185,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 169,376
20,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7 .000 02/01/33 20,193
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 82,453
55,000 (c) Directv Financing LLC 8 .875 02/01/30 55,688
120,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 120,585
65,000 (c) Gray Media Inc 4 .750 10/15/30 50,167
60,000 (c) Gray Media Inc 7 .250 08/15/33 61,426

Portfolio of Investments January 31, 2026
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 75,000 (c) McGraw-Hill Education Inc 7 .375% 09/01/31 $ 78,848
40,000 (c),(e) Neptune Bidco US Inc 10 .375 05/15/31 42,292
20,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 20,365
55,000 (c) Scripps Escrow II Inc 3 .875 01/15/29 50,760
50,000 (c),(e) Sirius XM Radio LLC 3 .875 09/01/31 45,668
200,000 (c) Sunrise FinCo I BV 4 .875 07/15/31 191,564
100,000 (c) Univision Communications Inc 8 .500 07/31/31 104,286
75,000 (c) Univision Communications Inc 4 .500 05/01/29 71,637
15,000 (c) Univision Communications Inc 9 .375 08/01/32 16,150
200,000 (c) Virgin Media Secured Finance PLC 5 .500 05/15/29 197,262
50,000 Warnermedia Holdings Inc 4 .279 03/15/32 44,000
50,000 Warnermedia Holdings Inc 5 .141 03/15/52 33,231
75,000 Warnermedia Holdings Inc 5 .050 03/15/42 52,688
80,000 (c) Ziff Davis Inc 4 .625 10/15/30 75,641
TOTAL MEDIA & ENTERTAINMENT 1,584,280
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
40,000 (c) 1261229 BC Ltd 10 .000 04/15/32 41,050
125,000 (c) Bausch Health Cos Inc 4 .875 06/01/28 115,623
30,000 (c),(d) BioMarin Pharmaceutical Inc 5 .500 01/31/34 30,083
20,000 (c) Emergent BioSolutions Inc 3 .875 08/15/28 17,861
25,000 (c) GENMAB A/S/GENMAB FIN 7 .250 12/15/33 26,459
35,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 32,901
200,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 181,631
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 445,608
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
110,000 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 111,372
50,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 50,313
70,000 Kennedy-Wilson Inc 4 .750 03/01/29 68,499
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 230,184
SOFTWARE & SERVICES - 2.6%
150,000 (c) Ahead DB Holdings LLC 6 .625 05/01/28 148,350
80,000 (c) ASGN Inc 4 .625 05/15/28 78,788
20,000 (c) CoreWeave Inc 9 .250 06/01/30 19,688
55,000 (c) Fair Isaac Corp 6 .000 05/15/33 56,041
75,000 (c) Open Text Corp 3 .875 12/01/29 69,614
130,000 (c) Rocket Software Inc 9 .000 11/28/28 129,676
TOTAL SOFTWARE & SERVICES 502,157
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (c) Imola Merger Corp 4 .750 05/15/29 98,393
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,393
TELECOMMUNICATION SERVICES - 6.2%
152,439 (c) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 156,445
100,000 (c) CIPHER COMPUTE LLC 7 .125 11/15/30 103,041
35,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 36,391
200,000 (c) Holdco II SAS 8 .500 04/15/31 214,164
40,000 (c) Level 3 Financing Inc 6 .875 06/30/33 41,220
40,000 (c) Level 3 Financing Inc 7 .000 03/31/34 41,432
85,000 (c) Level 3 Financing Inc 8 .500 01/15/36 87,017
190,000 (c) Sable International Finance Ltd 7 .125 10/15/32 192,089
40,000 (c),(d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 40,300
50,000 (c) Windstream Services LLC 7 .500 10/15/33 51,623
90,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 94,277
20,000 (c) WULF Compute LLC 7 .750 10/15/30 20,860
122,057 (c) Zayo Group Holdings Inc 9 .250 03/09/30 119,183
TOTAL TELECOMMUNICATION SERVICES 1,198,042
TRANSPORTATION - 0.8%
60,000 (c) Stonepeak Nile Parent LLC 7 .250 03/15/32 63,384
25,000 United Airlines Holdings Inc 5 .375 03/01/31 25,248
55,000 (c) XPO Inc 7 .125 06/01/31 57,105
TOTAL TRANSPORTATION 145,737

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 5.6%
$ 25,000 (c) Clearway Energy Operating LLC 5 .750% 01/15/34 $ 25,091
200,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 206,256
115,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 110,625
50,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 51,686
75,000 (c) NRG Energy Inc 6 .000 02/01/33 76,439
60,000 (c) NRG Energy Inc 6 .250 11/01/34 61,596
50,000 (c) NRG Energy Inc 5 .750 01/15/34 50,332
120,000 (c) Talen Energy Supply LLC 8 .625 06/01/30 126,613
45,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 45,606
20,000 (c) Talen Energy Supply LLC 6 .500 02/01/36 20,505
130,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 130,146
85,000 (c) Vistra Operations Co LLC 7 .750 10/15/31 89,940
40,000 (c) VoltaGrid LLC 7 .375 11/01/30 40,512
20,000 (c) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 21,008
40,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 41,965
TOTAL UTILITIES 1,098,320
TOTAL CORPORATE BONDS
(Cost $18,511,785) 18,985,065
SHARES DESCRIPTION VALUE
176,290 EXCHANGE-TRADED FUNDS - 0.9% 176,290
8,500 (e) Invesco Senior Loan ETF 176,290
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,478) 176,290
TOTAL LONG-TERM INVESTMENTS
(Cost $18,706,702) 19,178,388
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.0%
778,630 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (h) 778,630
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $778,630) 778,630
TOTAL INVESTMENTS - 102.5%
(Cost $19,485,332) 19,957,018
OTHER ASSETS & LIABILITIES, NET -  (2.5)% (491,182)
NET ASSETS - 100% $ 19,465,836
ETF Exchange-Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $17,679,401 or 88.6% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $751,504.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.3% of Total Investments.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
Preferred Securities and Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
17268096 CORPORATE BONDS - 95.8% (a) 17268096
AUTOMOBILES & COMPONENTS - 1.7%
$ 300,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 298,279
TOTAL AUTOMOBILES & COMPONENTS 298,279
BANKS - 47.3%
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 223,766
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 215,155
200,000 (b),(d) Banco Santander SA 8 .000 N/A 220,483
200,000 (b),(d) Banco Santander SA 9 .625 N/A 241,376
500,000 (b),(c) Bank of America Corp 6 .625 N/A 519,508
200,000 (c) Bank of Montreal 7 .300 11/26/84 213,368
200,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 205,362
315,000 (b),(d) Barclays PLC 9 .625 N/A 358,235
200,000 (b),(d) Barclays PLC 7 .625 N/A 215,556
300,000 (b),(d),(e) BNP Paribas SA 7 .450 N/A 316,421
275,000 (b),(d),(e) BNP Paribas SA 8 .000 N/A 299,588
235,000 (b),(d),(e) BNP Paribas SA 9 .250 N/A 250,999
200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 206,335
180,000 (b),(c) Citigroup Inc 6 .875 N/A 183,880
300,000 (b),(c) Citigroup Inc 7 .625 N/A 314,563
175,000 (b),(c) Citigroup Inc 7 .125 N/A 181,121
57,000 (b),(c) Citigroup Inc 6 .625 N/A 58,042
200,000 (b),(d),(e) Credit Agricole SA 7 .125 N/A 209,121
100,000 (b),(c),(f) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .957 N/A 102,198
50,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 51,122
200,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 210,477
200,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 206,630
271,000 (b),(d),(g) HSBC Holdings PLC 6 .950 N/A 285,347
66,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 65,988
200,000 (b),(d) ING Groep NV 7 .000 N/A 209,265
400,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 417,455
345,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 358,980
200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 217,101
150,000 (b),(c) M&T Bank Corp 5 .125 N/A 149,763
200,000 (b),(d) NatWest Group PLC 8 .125 N/A 226,050
200,000 (b),(d),(e) Nordea Bank Abp 6 .750 N/A 205,485
280,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 284,277
225,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 232,388
220,000 (b),(d),(e) Societe Generale SA 9 .375 N/A 234,982
150,000 (b),(d),(e) Societe Generale SA 10 .000 N/A 166,943
200,000 (b),(d),(e) Standard Chartered PLC 7 .750 N/A 208,285
200,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 203,253
60,000 (b),(c) Truist Financial Corp 5 .100 N/A 60,390
TOTAL BANKS 8,529,258
CAPITAL GOODS - 0.6%
119,000 (b),(c) Air Lease Corp 6 .000 N/A 114,554
TOTAL CAPITAL GOODS 114,554
ENERGY - 7.5%
161,000 (c) Enbridge Inc 7 .625 01/15/83 175,634
190,000 (c) Enbridge Inc 8 .500 01/15/84 217,422
24,000 (b),(c) Energy Transfer LP 6 .625 N/A 24,283
101,000 (b),(c) Energy Transfer LP 7 .125 N/A 104,321
89,000 (b),(c) Energy Transfer LP 6 .500 N/A 89,411
75,000 (c) Energy Transfer LP 8 .000 05/15/54 80,144
125,000 (c) Energy Transfer LP 6 .750 02/15/56 125,891
109,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 115,224
145,000 (b),(c),(e) Sunoco LP 7 .875 N/A 149,354
180,000 (c) Transcanada Trust 5 .600 03/07/82 179,195
93,000 (b),(c),(e) Venture Global LNG Inc 9 .000 N/A 81,814
TOTAL ENERGY 1,342,693

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 14.5%
$ 137,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950% 03/10/55 $ 143,420
130,000 (b),(c) Ally Financial Inc 4 .700 N/A 129,209
250,000 (b),(c),(e) Compeer Financial ACA 7 .875 N/A 257,187
60,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 62,338
400,000 (h) Credit Suisse Group AG 7 .500 06/11/72 136,000
310,000 (h) Credit Suisse Group AG 7 .500 01/17/72 105,400
200,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 215,487
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 132,218
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 131,955
333,000 (b),(c),(g) Goldman Sachs Group Inc/The 6 .125 N/A 339,284
200,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 207,783
85,000 (b),(c) State Street Corp 6 .700 N/A 88,167
200,000 (b),(d),(e) UBS Group AG 9 .250 N/A 233,916
400,000 (b),(d),(e) UBS Group AG 9 .250 N/A 436,713
TOTAL FINANCIAL SERVICES 2,619,077
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 (c) CVS Health Corp 6 .750 12/10/54 54,058
100,000 (c) CVS Health Corp 7 .000 03/10/55 104,665
TOTAL HEALTH CARE EQUIPMENT & SERVICES 158,723
INSURANCE - 10.5%
67,000 (c) American National Group Inc 7 .000 12/01/55 67,664
300,000 (c) Assurant Inc 7 .000 03/27/48 308,885
197,000 (c) Corebridge Financial Inc 6 .375 09/15/54 201,266
170,000 (c),(e) Enstar Group Ltd 7 .500 04/01/45 177,002
325,000 (c),(e) MetLife Inc 9 .250 04/08/38 389,840
66,000 (c) MetLife Inc 6 .350 03/15/55 69,317
200,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 216,980
130,000 (c) Prudential Financial Inc 6 .500 03/15/54 136,866
340,000 (b),(c),(e) SBL Holdings Inc 6 .500 N/A 325,467
TOTAL INSURANCE 1,893,287
MEDIA & ENTERTAINMENT - 1.7%
293,000 (b),(c),(e) Farm Credit Bank of Texas 7 .750 N/A 306,073
TOTAL MEDIA & ENTERTAINMENT 306,073
TELECOMMUNICATION SERVICES - 3.0%
158,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 165,715
110,000 (c) Rogers Communications Inc 7 .125 04/15/55 115,351
47,000 (c) TELUS Corp 7 .000 10/15/55 49,155
200,000 (c) Vodafone Group PLC 7 .000 04/04/79 210,896
TOTAL TELECOMMUNICATION SERVICES 541,117
UTILITIES - 8.1%
85,000 (c) AES Corp/The 7 .600 01/15/55 86,184
75,000 (c) AES Corp/The 6 .950 07/15/55 73,319
50,000 (c) CMS Energy Corp 6 .500 06/01/55 51,643
52,000 (c) Dominion Energy Inc 7 .000 06/01/54 56,231
49,000 (c) Duke Energy Corp 6 .450 09/01/54 51,265
70,000 (c) Emera Inc 6 .750 06/15/76 70,478
115,000 (c) Entergy Corp 7 .125 12/01/54 120,397
147,000 (c) EUSHI Finance Inc 7 .625 12/15/54 154,613
172,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 182,755
64,000 (c) PG&E Corp 7 .375 03/15/55 66,051
163,000 (c) Sempra 6 .550 04/01/55 165,916
55,000 (c) Sempra 6 .375 04/01/56 56,268
325,000 (b),(c),(e) Vistra Corp 7 .000 N/A 329,915
TOTAL UTILITIES 1,465,035
TOTAL CORPORATE BONDS
(Cost $16,784,246) 17,268,096

Portfolio of Investments January 31, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
544,222 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0% 544,222
$ 540,000 (b) CoBank ACB 6 .450 % N/A $ 544,222
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $529,219) 544,222
TOTAL LONG-TERM INVESTMENTS
(Cost $17,313,465) 17,812,318
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.6%
645,384 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (j) 645,384
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $645,384) 645,384
TOTAL INVESTMENTS - 102.4%
(Cost $17,958,849) 18,457,702
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (436,573)
NET ASSETS - 100% $ 18,021,129
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
57.3% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 34.9% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,579,105 or 24.8% of Total Investments.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $623,872.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
Securitized Credit
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.6%
ASSET-BACKED SECURITIES - 17.1% –
$ 67,645 (a) Alterna Funding III LLC, Series 2024 1A 6 .260% 05/16/39 $ 67,748
71,664 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 71,764
100,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .850 06/20/30 103,712
97,458 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3 .100 12/15/50 94,067
327,542 (a) CARS-DB7 LP, Series 2023 1A 5 .750 09/15/53 329,673
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5 .000 02/10/31 356,447
250,000 (a) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 243,012
300,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 4A
5 .522 12/20/55 303,767
250,000 (a) Domino's Pizza Master Issuer LLC, Series 2025 1A 5 .217 07/25/55 251,015
250,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 1.700%) 5 .368 10/20/38 251,448
250,000 (a),(c) GBX Leasing 2022-1 LLC, Series 2026 1A 5 .130 02/20/56 250,097
8,371 (a),(b) Gracie Point International Funding, Series 2023 2A, (SOFR90A
+ 2.250%)
6 .447 03/01/27 8,374
250,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5 .140 05/25/32 249,354
100,000 (a) Hertz Vehicle Financing III LP, Series 2021 2A 2 .120 12/27/27 98,377
200,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 198,033
53,533 (a) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5 .500 03/25/38 54,612
287,456 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 289,293
100,000 (a) Hotwire Funding LLC, Series 2024 1A 5 .893 06/20/54 101,593
250,000 (a),(c) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 250,000
250,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 251,539
250,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5 .520 09/15/55 252,158
184,967 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 186,981
250,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 253,708
104,449 (a) MVW LLC, Series 2020 1A 1 .740 10/20/37 103,065
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M +
1.600%)
5 .268 01/20/38 501,912
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5 .564 01/20/38 252,578
250,000 (a) Onemain Financial Issuance Trust 2025-1, Series 2025 1A 5 .200 07/14/38 253,130
250,000 (a) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .830 12/15/28 250,255
250,000 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 251,658
250,000 (a) RCKT Trust 2025-PL1, Series 2025 1A 5 .420 07/25/34 251,432
250,000 (a) Regional Management Issuance Trust 2024-2, Series 2024 2 5 .490 12/15/33 252,267
296,000 (a) Store Master Funding I-VII XIV XIX XX XXIV, Series 2023 1A 6 .190 06/20/53 297,193
250,000 (a) Summit Issuer LLC, Series 2025 1A 5 .208 11/20/55 251,955
250,000 (a) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 248,736
189,050 (a) Tesla Auto Lease Trust 2023-B, Series 2023 B 6 .570 08/20/27 189,397
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, Series 2024 1A, (TSFR3M +
1.950%)
5 .619 04/22/37 250,853
247,851 (a) Trinity Rail Leasing L.P., Series 2025 1A 5 .090 10/19/55 247,484
200,000 (a) UNITK 2026-1A A2, Series 2026 1A 5 .219 02/25/56 200,125
350,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5 .590 05/15/54 353,880
249,298 (a) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 249,336
250,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 254,592
TOTAL ASSET-BACKED SECURITIES
(Cost $9,090,616) 9,176,620
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
255,632 CORPORATE BONDS - 0.5% 255,632
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
250,000 (a) SBA Tower Trust 6 .599 01/15/28 255,632
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,632
TOTAL CORPORATE BONDS
(Cost $251,275) 255,632

Portfolio of Investments January 31, 2026
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 83.0% –
$ 100,000 (b) BANK 2019-BNK20, Series 2019 BN20 3 .243% 09/15/62 $ 90,786
350,000 BANK 2019-BNK22, Series 2019 BN22 3 .210 11/15/62 328,567
300,000 (b) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 283,122
295,000 (b) BANK 2021-BNK31, Series 2021 BN31 2 .211 02/15/54 258,604
200,000 BANK 2022-BNK39, Series 2022 BNK39 3 .181 02/15/55 182,062
200,000 (b) BANK 2023-BNK46, Series 2023 BNK46 6 .385 08/15/56 213,181
200,000 (b) BANK 2024-BNK48, Series 2024 BNK48 5 .355 10/15/57 203,365
70,893 (a),(b) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2 .500 10/25/51 59,332
30,000 (b) BBCMS Mortgage Trust 2023-C20, Series 2023 C20 5 .973 07/15/56 31,493
200,000 BBCMS Mortgage Trust 2024-C24, Series 2024 C24 5 .867 02/15/57 210,073
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3 .784 05/15/52 462,174
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3 .419 08/15/52 330,744
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .352 12/15/62 275,708
199,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .713 12/15/72 161,161
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .099 09/15/48 86,098
300,000 Benchmark 2021-B24 Mortgage Trust, Series 2021 B24 2 .584 03/15/54 270,182
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2 .429 08/15/54 87,086
500,000 (b) Benchmark 2022-B35 Mortgage Trust, Series 2022 B35 4 .442 05/15/55 490,546
155,000 (b) Benchmark 2024-V10 Mortgage Trust, Series 2024 V10 5 .725 09/15/57 159,828
200,000 (b) BMO 2022-C3 MORTGAGE TRUST, Series 2022 C3 5 .325 09/15/54 204,511
250,000 BMO 2023-C5 Mortgage Trust, Series 2023 C5 5 .765 06/15/56 261,948
200,000 (b) BMO 2023-C5 Mortgage Trust, Series 2023 C5 6 .162 06/15/56 209,830
250,000 (b) BMO 2025-C12 Mortgage Trust, Series 2025 C12 6 .195 06/15/58 267,500
175,000 (b),(c) BMO Mortgage Trust, Series 2026 C14 5 .522 02/15/59 180,302
219,911 (a),(b) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.385%)
5 .065 12/15/38 219,976
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021
CX2
2 .700 11/10/46 492,686
200,000 (b) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016
C3
3 .366 11/15/49 196,519
295,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .538 05/10/51 254,991
315,000 (a),(b) Connecticut Avenue Securities Trust, Series 2023 R01,
(SOFR30A + 3.750%)
7 .447 12/25/42 329,561
240,000 (a),(b) Connecticut Avenue Securities Trust, Series 2022 R09,
(SOFR30A + 4.750%)
8 .447 09/25/42 254,717
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 3.000%)
6 .697 04/25/42 306,666
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .347 06/25/42 315,274
125,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 2.500%)
6 .197 10/25/43 127,557
45,000 (b) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3 .458 11/15/50 43,909
200,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3 .278 09/15/52 182,758
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2 .971 03/15/53 175,531
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1 .926 08/15/53 224,830
219,548 (a) DBWF Mortgage Trust, Series 2015 LCM 2 .998 06/10/34 217,602
300,000 (a) DOLP Trust 2021-NYC, Series 2021 NYC 2 .956 05/10/41 272,231
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6 .038 01/15/41 205,360
250,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .757 11/13/42 249,753
500,000 (a),(b) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 510,977
151,413 Fannie Mae Pool, FN MA4917 4 .500 02/01/53 148,896
117,617 Fannie Mae Pool, FN MA4842, Series 2022 1 5 .500 12/01/52 119,838
561,740 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 552,404
739,700 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 728,093
557,753 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 533,527
404,154 Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 405,777
725,635 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 713,800
155,036 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 155,627
367,507 Fannie Mae Pool, FN MA4701, Series 2022 1 4 .500 08/01/52 361,551
281,837 Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 269,770
77,968 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 78,281

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 293,380 Fannie Mae Pool, FN MA4919 5 .500% 02/01/53 $ 298,560
621,747 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 623,478
931,368 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 934,821
142,070 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 144,535
236,460 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 232,326
262,768 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 267,208
220,616 Fannie Mae Pool, FN MA5164 5 .000 10/01/53 221,151
2,175,209 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,210,968
337,965 Fannie Mae Pool, FN MA5247 6 .000 01/01/54 346,405
207,331 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 212,611
1,569,191 Fannie Mae Pool, FN MA5331 5 .500 04/01/54 1,592,117
1,154,199 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 1,171,062
327,442 Fannie Mae Pool, FN MA5389 6 .000 06/01/54 335,510
391,982 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 375,452
88,633 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 91,263
1,649,084 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,578,989
70,137 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 67,333
588,147 Fannie Mae Pool, FN MA4598 2 .500 05/01/52 502,399
151,486 Fannie Mae Pool, FN 310210, Series 2022 1 4 .000 05/01/44 148,851
97,918 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 84,795
200,843 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 173,371
224,157 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 207,556
283,774 Fannie Mae Pool, FN MA4624 3 .000 06/01/52 252,387
111,726 Fannie Mae Pool, FN FA0197 4 .000 02/01/54 107,323
265,624 Fannie Mae Pool, FN CB3599 3 .500 05/01/52 246,844
65,369 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 65,756
83,705 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 75,155
307,526 Fannie Mae Pool, FN MA4512 2 .500 01/01/52 262,979
753,782 Fannie Mae Pool, FN MA4548 2 .500 02/01/52 643,891
173,209 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 147,956
1,744,256 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,550,602
456,276 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 409,410
80,035 Fannie Mae REMICS, Series 2022 18 3 .500 04/25/52 63,013
91,179 (a),(b) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .497 10/25/51 76,766
90,249 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3 .339 07/25/51 75,672
274,449 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3 .507 09/25/51 235,028
115,106 Freddie Mac Pool, FR SD8213, Series 2022 1 3 .000 05/01/52 102,397
125,350 Freddie Mac Pool, FR SD4999 5 .000 08/01/53 125,815
350,805 Freddie Mac Pool, FR SD8178 2 .500 11/01/51 300,100
261,099 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 256,637
171,732 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 174,647
983,288 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 986,682
537,481 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 464,289
35,756 Freddie Mac Pool, FR RA7211, Series 2022 1 4 .000 04/01/52 34,361
605,214 Freddie Mac Pool, FR SD8245 4 .500 09/01/52 595,717
27,858 Freddie Mac REMICS, Series 2020 5017 2 .000 09/25/50 19,307
44,839 Freddie Mac REMICS, Series 2018 4776 4 .000 03/15/48 42,976
35,826 Freddie Mac REMICS, Series 2018 4783 4 .000 04/15/48 34,231
57,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022
DNA5, (SOFR30A + 4.500%)
8 .197 06/25/42 59,755
56,177 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 56,556
51,964 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 46,954
67,644 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 61,195
295,270 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 273,460
210,259 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 200,556
96,613 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 95,089
226,016 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 222,128
107,510 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 75,690
600,000 (a) Grace Trust 2020-GRCE, Series 2020 GRCE 2 .347 12/10/40 539,097
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3 .638 05/10/50 553,268
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3 .340 11/10/52 42,749
750,000 (b) GS Mortgage Securities Trust 2020-GC45, Series 2020 GC45 3 .173 02/13/53 698,571

Portfolio of Investments January 31, 2026
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 81,754 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500% 02/25/53 $ 73,780
216,907 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021
PJ6
2 .500 11/25/51 181,403
125,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 6 .555 05/10/39 126,908
72,127 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 LTV1 3 .250 07/25/52 65,030
390,632 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 6 3 .000 11/25/52 338,921
74,280 (a),(b) J.P. Morgan Mortgage Trust, Series 2021 15 2 .500 06/25/52 62,121
207,168 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3 .500 05/25/47 189,594
209,981 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4 .745 10/26/48 211,784
76,855 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3 .500 10/25/48 69,764
221,208 (a),(b) JP MORGAN MORTGAGE TRUST 2018-5, Series 2018 5 3 .500 10/25/48 200,656
233,839 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3 .819 06/25/50 214,329
357,274 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3 .000 01/25/51 313,419
37,322 (a),(b) JP Morgan Mortgage Trust 2021-10, Series 2021 10 2 .500 12/25/51 31,213
282,585 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2 .500 01/25/52 236,500
22,051 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2 .879 08/25/51 18,243
104,984 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2 .500 11/25/51 87,863
89,355 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3 .206 01/25/52 73,894
89,472 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3 .345 04/25/52 74,774
250,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C23,
Series 2014 C23
4 .536 09/15/47 245,969
100,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4 .290 03/10/52 95,808
475,000 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3 .144 06/15/49 472,929
390,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35,
Series 2025 C35
5 .970 08/15/58 412,853
100,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 95,594
70,411 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
Series 2021 5
2 .500 08/25/51 58,928
242,250 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
Series 2023 1
4 .000 02/25/53 226,049
155,000 (b) MSWF Commercial Mortgage Trust 2023-2, Series 2023 2 6 .491 12/15/56 168,777
250,000 (a) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3 .885 08/15/38 244,774
248,361 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 231,603
75,740 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4 .500 11/25/52 73,283
600,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 559,463
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5 .753 07/15/39 203,630
248,941 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4 .000 06/25/52 230,652
201,199 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3 .853 02/25/50 162,107
68,678 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2 .500 06/25/51 57,592
99,274 (a),(b) Sequoia Mortgage Trust 2025-S2, Series 2025 S2 4 .000 11/25/55 93,755
100,000 (a),(b) Sequoia Mortgage Trust 2026-1, Series 2026 1 5 .500 02/25/56 100,259
250,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4 .492 06/15/51 246,873
100,000 (a),(b) Verus Securitization Trust 2023-INV1, Series 2023 INV1 7 .442 02/25/68 99,726
525,000 (a),(b) Verus Securitization Trust 2025-12, Series 2025 12 5 .760 12/25/70 527,425
100,000 (a),(b) Verus Securitization Trust 2026-1, Series 2026 1 5 .670 01/25/71 100,318
165,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .917 07/15/50 157,800
90,000 Wells Fargo Commercial Mortgage Trust 2018-C46, Series
2018 C46
4 .382 08/15/51 89,218
500,000 Wells Fargo Commercial Mortgage Trust 2021-C59, Series
2021 C59
2 .626 04/15/54 454,352
60,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .406 11/15/54 53,641
350,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .861 11/15/54 309,808

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 51,977 (a),(b) Wells Fargo Mortgage Backed Securities 2020-4 Trust, Series
2020 4
3 .000% 07/25/50 $ 45,486
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,281,973) 44,441,303
TOTAL LONG-TERM INVESTMENTS
(Cost $52,623,864) 53,873,555
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (313,549)
NET ASSETS - 100% $ 53,560,006
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $19,295,159 or 35.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2026
Ultra Short Municipal
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  100.1%
10005000 MUNICIPAL BONDS - 100.1% 10005000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
3 .250% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 6.4%
325,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego,
Variable Rate Revenue Bonds, Series 2008B
2 .850 08/15/47 325,000
315,000 (a) Irvine Ranch Water District, California, Certificates of
Participation, Series 2009S
2 .700 10/01/41 315,000
TOTAL CALIFORNIA 640,000
COLORADO - 5.5%
295,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
2 .350 12/01/52 295,000
260,000 (a) Colorado Health Facilities Authority, Revenue Bonds,
Boulder Community Hospital Project, Variable Rate Demand
Obligations Series 2000
2 .380 10/01/30 260,000
TOTAL COLORADO 555,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2013A
2 .800 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
2 .250 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
2 .280 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Series 2010D
2 .280 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 3.0%
300,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
2 .390 10/01/42 300,000
TOTAL FLORIDA 300,000
INDIANA - 6.7%
340,000 (a) Indiana Finance Authority, Health System Revenue Bonds,
Sisters of Saint Francis Health Services, Inc. Obligated Group,
Refunding Series 2008J
3 .200 11/01/37 340,000
335,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2017C-3
3 .200 07/01/47 335,000
TOTAL INDIANA 675,000
LOUISIANA - 3.4%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
3 .200 05/01/43 335,000
TOTAL LOUISIANA 335,000
MARYLAND - 2.0%
200,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2024B
3 .150 06/01/46 200,000
TOTAL MARYLAND 200,000
MASSACHUSETTS - 3.0%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .200 10/01/42 300,000
TOTAL MASSACHUSETTS 300,000
MICHIGAN - 2.5%
250,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022B
2 .150 06/01/46 250,000
TOTAL MICHIGAN 250,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.0%
$ 300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
3 .250% 03/01/40 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 13.4%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
3 .250 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
3 .250 08/01/39 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
3 .270 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
2 .350 05/15/41 335,000
TOTAL NEW YORK 1,340,000
NORTH CAROLINA - 3.3%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2007E - AGM Insured
3 .200 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
3 .200 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
3 .250 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 3.4%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
2 .270 12/01/39 335,000
TOTAL PENNSYLVANIA 335,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
2 .280 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 8.4%
200,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Children's
Hospital, Series 2015-3
2 .250 10/01/45 200,000
335,000 (a) Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018C
2 .290 05/15/34 335,000
305,000 (a) Texas State, General Obligation Veterans Bonds, Series 2020 2 .400 12/01/50 305,000
TOTAL TEXAS 840,000
VIRGINIA - 6.0%
355,000 (a) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
2 .300 12/01/33 355,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations, Series 2003D
2 .250 02/15/38 250,000
TOTAL VIRGINIA 605,000
WASHINGTON - 3.0%
300,000 (a) Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2016VR-1N
2 .250 12/01/46 300,000
TOTAL WASHINGTON 300,000

Portfolio of Investments January 31, 2026
(continued)
Ultra Short Municipal

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.4%
$ 335,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2009A
2 .280% 05/01/42 $ 335,000
TOTAL WISCONSIN 335,000
TOTAL MUNICIPAL BONDS
(Cost $10,005,000) 10,005,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,005,000) 10,005,000
TOTAL INVESTMENTS - 100.1%
(Cost $10,005,000) 10,005,000
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (5,000)
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2026 (Unaudited)
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,541,434,846 $ 19,202,268 $ 27,811,158 $ 19,178,388 $ 17,812,318 $ 53,873,555
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – 1,035,449 778,630 645,384 –
Short-term investments, at value
◊
2,555,000 – – – – –
Cash 50,915,151 56,738 661,633 191,163 60,839 842,313
Receivables:
Interest 18,793,892 198,479 347,452 362,864 274,540 178,793
Investments sold 16,908,904 – – 44,200 – 49,958
Reimbursement from Adviser 51,276 7,180 7,601 7,877 6,647 8,785
Shares sold 5,948,163 – – – – –
Other 132,068 9,474 10,342 10,217 10,012 10,028
Total assets 1,636,739,300 19,474,139 29,873,635 20,573,339 18,809,740 54,963,432
LIABILITIES
Floating rate obligations 66,280,000 – – – – –
Payables:
Collateral from securities lending – – 1,035,449 778,630 645,384 –
Dividends 1,272,967 35,888 – 98,728 93,115 198,420
Interest 860,491 – – – – –
Investments purchased - regular settlement 1,110,826 – 420,970 25,000 – 446,742
Investments purchased - when-issued/delayed-
delivery settlement 18,680,300 – – 140,701 – 680,451
Shares redeemed 5,870,779 42,644 – 10,041 5,658 19,953
Accrued expenses:
Custodian fees 175,345 20,552 18,646 23,921 14,244 25,236
Trustees fees 57,339 289 511 322 313 634
Professional fees 27,560 24,281 23,714 23,689 24,279 24,016
Shareholder reporting expenses 27,590 4,303 4,510 4,347 4,425 4,478
Shareholder servicing agent fees 29,390 99 138 101 109 271
Other 9,507 5,115 2,096 2,023 1,084 3,225
Total liabilities 94,402,094 133,171 1,506,034 1,107,503 788,611 1,403,426
Commitments and contingencies
(1)
Net assets $ 1,542,337,206 $ 19,340,968 $ 28,367,601 $ 19,465,836 $ 18,021,129 $ 53,560,006
NET ASSETS CONSIST OF:
Paid-in capital $ 1,709,949,397 $ 21,428,899 $ 26,841,911 $ 18,953,507 $ 17,451,991 $ 52,285,154
Total distributable earnings (loss) (167,612,191) (2,087,931) 1,525,690 512,329 569,138 1,274,852
Net assets $ 1,542,337,206 $ 19,340,968 $ 28,367,601 $ 19,465,836 $ 18,021,129 $ 53,560,006
Shares outstanding 152,956,190 2,438,489 2,676,195 1,888,951 1,745,221 5,091,019
Net asset value ("NAV") per share 10.08 7.93 10.60 10.31 10.33 10.52
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 1,516,325,474 $ 19,915,067 $ 26,572,874 $ 18,706,702 $ 17,313,465 $ 52,623,864
◊
   Short-term investments, cost $ 2,555,000 $ — $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ — $ 1,004,958 $ 751,504 $ 623,872 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2026 (Unaudited)
Ultra Short
Municipal
ASSETS
Short-term investments, at value
◊
10,005,000
Cash 8,284
Receivables:
Interest 14,074
Reimbursement from Adviser 6,846
Other 15,406
Total assets 10,049,610
LIABILITIES
Payables:
Dividends 10,897
Accrued expenses:
Custodian fees 10,305
Trustees fees 113
Professional fees 24,029
Shareholder reporting expenses 4,223
Shareholder servicing agent fees 43
Total liabilities 49,610
Net assets $ 10,000,000
NET ASSETS CONSIST OF:
Paid-in capital $ 10,000,000
Total distributable earnings (loss) –
Net assets $ 10,000,000
Shares outstanding 1,000,000
Net asset value ("NAV") per share 10.00
Authorized shares - per class Unlimited
Par value per share $ 0.01
◊
   Short-term investments, cost $ 10,005,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited)
Municipal Total
Return Core Impact Bond
Emerging Markets
Debt High Yield
INVESTMENT INCOME
Dividends $ — $ — $ — $ 5,938
Interest 36,006,284 483,733 874,746 672,293
Securities lending income, net — 39 2,061 4,552
Total investment income 36,006,284 483,772 876,807 682,783
EXPENSES
– – – –
Shareholder servicing agent fees 55,409 274 409 306
Interest expense 517,430 8 13 32
Trustees fees 34,860 442 654 431
Custodian expenses 83,519 12,558 9,193 11,224
Registration fees 60,491 10,462 11,700 11,682
Professional fees 47,704 27,515 27,011 26,892
Shareholder reporting expenses 20,367 7,693 7,669 7,589
Other 10,166 3,518 2,119 1,994
Total expenses before fee waiver/expense reimbursement 829,946 62,470 58,768 60,150
Fee waiver/expense reimbursement (323,857) (62,470) (58,767) (60,126)
Net expenses 506,089 — 1 24
Net investment income (loss) 35,500,195 483,772 876,806 682,759
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (5,454,090) (39,734) 307,731 39,596
Net realized gain (loss) (5,454,090) (39,734) 307,731 39,596
Change in unrealized appreciation (depreciation) on:
Investments 60,930,423 302,206 450,158 178,015
Net change in unrealized appreciation (depreciation) 60,930,423 302,206 450,158 178,015
Net realized and unrealized gain (loss) 55,476,333 262,472 757,889 217,611
Net increase (decrease) in net assets from operations $ 90,976,528 $ 746,244 $ 1,634,695 $ 900,370

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited)
Preferred Securities
and Income Securitized Credit
Ultra Short
Municipal
INVESTMENT INCOME
Interest $ 606,065 $ 1,266,954 $ 120,318
Securities lending income, net 1,825 — —
Total investment income 607,890 1,266,954 120,318
EXPENSES
– – –
Shareholder servicing agent fees 329 739 52
Interest expense 258 30 5
Trustees fees 416 1,121 230
Custodian expenses 7,292 14,802 5,556
Registration fees 11,515 13,093 10,400
Professional fees 27,488 27,632 28,132
Shareholder reporting expenses 7,344 7,275 7,525
Other 1,650 1,900 1,142
Total expenses before fee waiver/expense reimbursement 56,292 66,592 53,042
Fee waiver/expense reimbursement (56,043) (66,580) (53,042)
Net expenses 249 12 —
Net investment income (loss) 607,641 1,266,942 120,318
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 264,052 178,401 —
Net realized gain (loss) 264,052 178,401 –
Change in unrealized appreciation (depreciation) on:
Investments 178,940 624,126 —
Net change in unrealized appreciation (depreciation) 178,940 624,126 –
Net realized and unrealized gain (loss) 442,992 802,527 —
Net increase (decrease) in net assets from operations $ 1,050,633 $ 2,069,469 $ 120,318

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return Core Impact Bond
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 35,500,195 $ 67,221,787 $ 483,772 $ 811,848
Net realized gain (loss) (5,454,090) (22,486,214) (39,734) (120,042)
Net change in unrealized appreciation (depreciation) 60,930,423 (55,260,295) 302,206 60,662
Net increase (decrease) in net assets from operations 90,976,528 (10,524,722) 746,244 752,468
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (35,355,656) (66,861,400) (497,215) (824,608)
Total distributions (35,355,656) (66,861,400) (497,215) (824,608)
FUND SHARE TRANSACTIONS
Subscriptions 248,862,875 511,103,453 — 10,284,905
Reinvestments of distributions 27,617,253 51,773,468 272,333 389,898
Redemptions (291,431,766) (549,374,314) (267,156) (380,271)
Net increase (decrease) from Fund share transactions (14,951,638) 13,502,607 5,177 10,294,532
Net increase (decrease) in net assets 40,669,234 (63,883,515) 254,206 10,222,392
Net assets at the beginning of period 1,501,667,972 1,565,551,487 19,086,762 8,864,370
Net assets at the end of period $ 1,542,337,206 $ 1,501,667,972 $ 19,340,968 $ 19,086,762

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Emerging Markets Debt High Yield
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 876,806 $ 1,777,426 $ 682,759 $ 1,367,277
Net realized gain (loss) 307,731 415,897 39,596 311,667
Net change in unrealized appreciation (depreciation) 450,158 (281,505) 178,015 (205,512)
Net increase (decrease) in net assets from operations 1,634,695 1,911,818 900,370 1,473,432
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,311,711) (2,106,533) (809,541) (1,754,152)
Total distributions (1,311,711) (2,106,533) (809,541) (1,754,152)
FUND SHARE TRANSACTIONS
Subscriptions 134,930 31,200 1,479,930 85,250
Reinvestments of distributions 34,479 45,196 104,926 158,526
Redemptions (20,478) (42,613) (60,906) (149,206)
Net increase (decrease) from Fund share transactions 148,931 33,783 1,523,950 94,570
Net increase (decrease) in net assets 471,915 (160,932) 1,614,779 (186,150)
Net assets at the beginning of period 27,895,686 28,056,618 17,851,057 18,037,207
Net assets at the end of period $ 28,367,601 $ 27,895,686 $ 19,465,836 $ 17,851,057

See Notes to Financial Statements

Preferred Securities and Income Securitized Credit
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 607,641 $ 1,196,980 $ 1,266,942 $ 2,079,361
Net realized gain (loss) 264,052 757,141 178,401 111,832
Net change in unrealized appreciation (depreciation) 178,940 (260,206) 624,126 (237,683)
Net increase (decrease) in net assets from operations 1,050,633 1,693,915 2,069,469 1,953,510
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,352,570) (1,575,690) (1,598,560) (2,245,816)
Total distributions (1,352,570) (1,575,690) (1,598,560) (2,245,816)
FUND SHARE TRANSACTIONS
Subscriptions 224,930 50,540 13,197,439 17,751,079
Reinvestments of distributions 123,425 123,392 187,515 284,848
Redemptions (37,953) (78,487) (3,547,961) (1,284,933)
Net increase (decrease) from Fund share transactions 310,402 95,445 9,836,993 16,750,994
Net increase (decrease) in net assets 8,465 213,670 10,307,902 16,458,688
Net assets at the beginning of period 18,012,664 17,798,994 43,252,104 26,793,416
Net assets at the end of period $ 18,021,129 $ 18,012,664 $ 53,560,006 $ 43,252,104

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Ultra Short Municipal
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 120,318 $ 270,691
Net increase (decrease) in net assets from operations 120,318 270,691
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (120,318) (270,691)
Total distributions (120,318) (270,691)
Subscriptions — 3,000,000
Reinvestments of distributions — 2,829
Redemptions – (3,002,829)
Net increase (decrease) in net assets – –
Net assets at the beginning of period 10,000,000 10,000,000
Net assets at the end of period $ 10,000,000 $ 10,000,000

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
1/31/26
(e)
$ 9.72 $ 0.23 $ 0.36 $ 0.59 $ (0.23) $ — $ (0.23) $ 10.08
7/31/25 10.22 0.44 (0.50) (0.06) (0.44) — (0.44) 9.72
7/31/24 10.13 0.41 0.09 0.50 (0.41) — (0.41) 10.22
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
6 .14% $ 1,542,337 0 .11%
(f)
0 .04%
(f)
0 .07%
(f)
—
(f) ,(g)
4 .64%
(f)
21%
( 0 .69 ) 1,501,668 0 .05 0 .04 0 .01 —
(g)
4 .35 48
5 .08 1,565,551 0 .07 0 .07 —
(g)
—
(g)
4 .10 43
( 0 .19 ) 1,484,040 0 .11 0 .06 0 .04 —
(g)
3 .59 58
( 9 .42 ) 1,477,295 0 .11 0 .05 0 .06 — 2 .81 32
4 .96 1,631,074 0 .10 0 .05 0 .05 —
(g)
2 .80 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
1/31/26
(d)
$ 7.83 $ 0.20 $ 0.11 $ 0.31 $ (0.21) $ — $ (0.21) $ 7.93
7/31/25 7.87 0.39 (0.03) 0.36 (0.40) — (0.40) 7.83
7/31/24 7.74 0.36 0.14 0.50 (0.37) — (0.37) 7.87
7/31/23
(g)
7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the nine months ended July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .90% $ 19,341 0 .64%
(e)
—
(e)
4 .95%
(e)
14%
4 .60 19,087 0 .54 —
(f)
5 .00 77
6 .70 8,864 1 .41 —
(f)
4 .72 71
5 .77 8,716 2 .56
(e)
—
(e)
4 .26
(e)
46
( 20 .41 ) 8,233 2 .16 —
(f)
3 .15 53
2 .17 10,338 2 .13 —
(f)
2 .39 96

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
1/31/26
(d)
$ 10.48 $ 0.33 $ 0.28 $ 0.61 $ (0.33) $ (0.16) $ (0.49) $ 10.60
7/31/25 10.55 0.67 0.05 0.72 (0.67) (0.12) (0.79) 10.48
7/31/24 10.55 0.66 0.06 0.72 (0.66) (0.06) (0.72) 10.55
7/31/23
(g)
10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .87% $ 28,368 0 .41%
(e)
—
(e) ,(f)
6 .07%
(e)
24%
7 .14 27,896 0 .51 —
(f)
6 .40 39
7 .15 28,057 0 .53 —
(f)
6 .40 27
9 .93 27,503 0 .51
(e)
—
(e)
6 .22
(e)
15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
1/31/26
(d)
$ 10.25 $ 0.38 $ 0.13 $ 0.51 $ (0.38) $ (0.07) $ (0.45) $ 10.31
7/31/25 10.41 0.79 0.06 0.85 (0.79) (0.22) (1.01) 10.25
7/31/24 10.14 0.77 0.27 1.04 (0.77) ( — )
(f)
(0.77) 10.41
7/31/23
(g)
10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .01% $ 19,466 0 .64%
(e)
—
(e) ,(f)
7 .27%
(e)
22%
8 .53 17,851 0 .83 —
(f)
7 .63 70
10 .69 18,037 0 .80 —
(f)
7 .57 77
7 .01 16,130 0 .87
(e)
—
(e)
7 .19
(e)
16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
1/31/26
(d)
$ 10.50 $ 0.35 $ 0.26 $ 0.61 $ (0.36) $ (0.42) $ (0.78) $ 10.33
7/31/25 10.43 0.70 0.29 0.99 (0.71) (0.21) (0.92) 10.50
7/31/24 9.84 0.69 0.62 1.31 (0.70) (0.02) (0.72) 10.43
7/31/23
(g)
10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .92% $ 18,021 0 .61%
(e)
—
(e) ,(f)
6 .58%
(e)
14%
9 .90 18,013 0 .78% 0 .01 6 .70 44
13 .85 17,799 0 .84 —
(f)
6 .90 38
3 .57 15,582 0 .79
(e)
—
(e)
6 .76
(e)
10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
1/31/26
(d)
$ 10.39 $ 0.27 $ 0.20 $ 0.47 $ (0.34) $ — $ (0.34) $ 10.52
7/31/25 10.48 0.57 (0.04) 0.53 (0.56) (0.06) (0.62) 10.39
7/31/24 10.31 0.58 0.19 0.77 (0.57) (0.03) (0.60) 10.48
7/31/23
(g)
10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .52% $ 53,560 0 .27%
(e)
—
(e) ,(f)
5 .16%
(e)
22%
5 .15 43,252 0 .41 —
(f)
5 .52 36
7 .81 26,793 0 .54 —
(f)
5 .70 46
6 .82 21,614 0 .66
(e)
—
(e)
5 .20
(e)
17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Ultra Short Municipal
1/31/26
(d)
$ 10.00 $ 0.12 $ — $ 0.12 $ (0.12) $ — $ (0.12) $ 10.00
7/31/25 10.00 0.27 — 0.27 (0.27) — (0.27) 10.00
7/31/24
(g)
10.00 0.14 — 0.14 (0.14) — (0.14) 10.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period February 29, 2024 (commencement of operations) through July 31, 2024.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1 .21% $ 10,000 1 .05%
(e)
—
(e) ,(f)
2 .39%
(e)
— %
2 .71 10,000 1 .35 — 2 .67 —
1 .39 10,000 1 .91
(e)
—
(e)
3 .28
(e)
—

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit Managed”) and Nuveen Ultra Short Municipal Managed Accounts Portfolio (“Ultra Short Municipal”) (each a “Fund”
and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized fixed-income fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period : The end of the reporting period for the Funds is January 31, 2026, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net”. During the current fiscal period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ —

Notes to Financial Statements
(continued)
applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, Core Impact Bond, Emerging Markets Debt and Preferred Securities and Income are invested in non-U.S.
securities. The percentage of investments in non-U.S. securities for Emerging Markets Debt are included within the Fund’s Portfolio of Investments.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Core Impact Bond and Preferred Securities are as
follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of
Core Impact Bond Value
% of Total
Investments
Country:
Supranational $ 1,604,621 8.4%
Canada 919,602 4.8
Netherlands 457,493 2.4
Germany 259,006 1.3
Mauritius 257,905 1.3
United Kingdom 257,820 1.3
France 248,702 1.3
Ecuador 205,780 1.1
Sweden 204,762 1.1
Other 310,454 1.6
Total non-U.S. Securities $4,726,145 24.6%
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 2,355,557 12.8%
Canada 1,916,491 10.4
France 1,478,053 8.0
Switzerland 912,028 4.9
Spain 900,781 4.9
Netherlands 626,720 3.4
Germany 215,487 1.2
Japan 207,783 1.1
Finland 205,485 1.1
Other 143,420 0.8
Total non-U.S. Securities $8,961,805 48.6%

premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,541,434,846 $ – $ 1,541,434,846
Short-Term Investments:
Municipal Bonds – 2,555,000 – 2,555,000
Total $ – $ 1,543,989,846 $ – $ 1,543,989,846
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 802,110 $ – $ 802,110
Corporate Bonds – 8,401,172 – 8,401,172
Mortgage-Backed Securities – 4,497,512 – 4,497,512
Municipal Bonds – 3,855,475 – 3,855,475
Sovereign Debt – 1,577,913 – 1,577,913
U.S. Government and Agency Obligations – 68,086 – 68,086
Total $ – $ 19,202,268 $ – $ 19,202,268
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 12,179,277 $ – $ 12,179,277
Sovereign Debt – 15,631,881 – 15,631,881
Investments Purchased with Collateral from Securities
Lending 1,035,449 – – 1,035,449
Total $ 1,035,449 $ 27,811,158 $ – $ 28,846,607
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 17,033 $ – $ 17,033
Corporate Bonds – 18,985,065 – 18,985,065
Exchange-Traded Funds 176,290 – – 176,290
Investments Purchased with Collateral from Securities
Lending 778,630 – – 778,630
Total $ 954,920 $ 19,002,098 $ – $ 19,957,018
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,026,696 $ 241,400 $ 17,268,096
U.S. Government and Agency Obligations – 544,222 – 544,222
Investments Purchased with Collateral from Securities
Lending 645,384 – – 645,384
Total $ 645,384 $ 17,570,918 $ 241,400 $ 18,457,702

Municipal Total Return hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 9,176,620 $ – $ 9,176,620
Corporate Bonds – 255,632 – 255,632
Mortgage-Backed Securities – 44,441,303 – 44,441,303
Total $ – $ 53,873,555 $ – $ 53,873,555
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 10,005,000 – 10,005,000
Total $ – $ 10,005,000 $ – $ 10,005,000
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $83,425
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 157,975
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $241,400
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $157,975
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Preferred Securities
and Income
Corporate Bonds $241,000 Indicative Trade Broker Quote $34.00 N/A

Notes to Financial Statements
(continued)
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 66,280,000 $ — $ 66,280,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 26,834,849 3.74%

any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the current fiscal period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return and Ultra Short Municipal) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a
Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 66,280,000 $ — $ 66,280,000
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Emerging Markets Debt $– $1,004,958 $1,035,449
High Yield 174,527 576,977 778,630
Preferred Securities and Income – 623,872 645,384
*May include cash and investment of cash collateral.

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 356,886,220 $ — $ 309,751,903 $ —
Core Impact Bond
1,788,342 1,134,453 1,331,962 1,278,239
Emerging Markets Debt
6,624,046 — 6,718,837 —
High Yield
5,514,483 — 3,975,236 —
Preferred Securities and Income
2,452,693 — 2,957,668 —
Securitized Credit
11,594,064 10,884,682 4,349,491 6,292,975
Six Months Ended
1/31/26
Year Ended
7/31/25
Municipal Total Return Shares Value Shares Value
Subscriptions 24,840,680 $248,862,875 50,957,461 $511,103,453
Reinvestments of distributions 2,758,687 27,617,253 5,149,220 51,773,468
Redemptions (29,178,353) (291,431,766) (54,748,624) (549,374,314)
Net increase (decrease) (1,578,986) $(14,951,638) 1,358,057 $13,502,607
Six Months Ended
1/31/26
Year Ended
7/31/25
Core Impact Bond Shares Value Shares Value
Subscriptions — $— 1,310,042 $10,284,905
Reinvestments of distributions 34,242 272,333 49,850 389,898
Redemptions (33,593) (267,156) (48,626) (380,271)
Net increase (decrease) 649 $5,177 1,311,266 $10,294,532
Six Months Ended
1/31/26
Year Ended
7/31/25
Emerging Markets Debt Shares Value Shares Value
Subscriptions 12,615 $134,930 2,890 $31,200
Reinvestments of distributions 3,235 34,479 4,350 45,196
Redemptions (1,924) (20,478) (4,102) (42,613)
Net increase (decrease) 13,926 $148,931 3,138 $33,783

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
1/31/26
Year Ended
7/31/25
High Yield Shares Value Shares Value
Subscriptions 143,483 $1,479,930 8,096 $85,250
Reinvestments of distributions 10,184 104,926 15,389 158,526
Redemptions (5,906) (60,906) (14,484) (149,206)
Net increase (decrease) 147,761 $1,523,950 9,001 $94,570
Six Months Ended
1/31/26
Year Ended
7/31/25
Preferred Securities and Income Shares Value Shares Value
Subscriptions 21,280 $224,930 4,804 $50,540
Reinvestments of distributions 11,874 123,425 11,828 123,392
Redemptions (3,614) (37,953) (7,523) (78,487)
Net increase (decrease) 29,540 $310,402 9,109 $95,445
Six Months Ended
1/31/26
Year Ended
7/31/25
Securitized Credit Shares Value Shares Value
Subscriptions 1,248,625 $13,197,439 1,701,059 $17,751,079
Reinvestments of distributions 17,796 187,515 27,350 284,848
Redemptions (337,004) (3,547,961) (123,687) (1,284,933)
Net increase (decrease) 929,417 $9,836,993 1,604,722 $16,750,994
Six Months Ended
1/31/26
Year Ended
7/31/25
Ultra Short Municipal Shares Value Shares Value
Subscriptions — $— 300,000 $3,000,000
Reinvestments of distributions — — 283 2,829
Redemptions — — (300,283) (3,002,829)
Net increase (decrease) — $— — $—
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,452,267,145 $ 33,247,252 $ (7,804,551) $ 25,442,701
Core Impact Bond
19,948,406 337,330 (1,083,468) (746,138)
Emerging Markets Debt
27,610,899 1,321,213 (85,505) 1,235,708
High Yield
19,489,838 579,383 (112,203) 467,180
Preferred Securities and Income
17,894,322 882,857 (319,477) 563,380
Securitized Credit
52,633,873 1,270,400 (30,718) 1,239,682
Ultra Short Municipal
10,005,000 — — —

Notes to Financial Statements
(continued)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2025 through July 31, 2025 and paid on August 1, 2025.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 7,045,904 $ 98,734 $ — $ (35,491,427) $ (189,237,204) $ — $ (5,649,070) $ (223,233,063)
Core Impact
Bond
— 83,855 — (1,043,954) (1,295,682) — (81,180) (2,336,961)
Emerging
Markets Debt
— 167,213 248,947 786,545 — — — 1,202,705
High Yield
— 176,075 67,543 290,521 — — (112,639) 421,500
Preferred
Securities and
Income
— — 574,412 400,444 — — (103,781) 871,075
Securitized
Credit
— 525,349 — 617,257 — (151,170) (187,492) 803,944
Ultra Short
Municipal
18,003 — — — — — (18,003) —
Fund Short-Term Long-Term Total
Municipal Total Return $ 49,972,224 $ 139,264,980 $ 189,237,204
Core Impact Bond
1
296,275 999,407 1,295,682
Emerging Markets Debt — — —
High Yield — — —
Preferred Securities and Income — — —
Securitized Credit — — —
Ultra Short Municipal — — —
1
A portion of Core Impact Bond's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Underlying Fund TIAA Total
Municipal Total Return –% –%
Core Impact Bond 45 45
Emerging Markets Debt 97 97
High Yield 84 84
Preferred Securities and Income 90 90
Securitized Credit 41 41
Ultra Short Municipal 100 100

10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilized this facility.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a	)(1)	Not applicable to this filing.

(a	)(2)	Not applicable to this filing.

(a	)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(4)	Not applicable.

(a	)(5)	Not applicable.

(b	)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Managed Accounts Portfolios Trust

Date: April 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)